                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08837

                           --------------------------

                         THE SELECT SECTOR SPDR(R) TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                 One Lincoln Street, Boston, Massachusetts 02111
--------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

    (Name and Address of Agent for                           Copy to:
               Service)
         Ryan M. Louvar, Esq.                          Stuart Strauss, Esq.
  State Street Bank and Trust Company                 Clifford Chance US LLP
     One Lincoln Street -- CPH0326                     31 West 52nd Street
           Boston, MA 02111                          New York, New York 10019



       Registrant's telephone number, including area code: (303) 623-2577

Date of fiscal year end:  September 30

Date of reporting period:  March 31, 2008

ITEM 1:  SHAREHOLDER REPORT

                                 SELECT SECTOR
                                    SPDRs(R)
                                     [logo]
                   Start weaving a stronger portfolio today.



     The Select Sector SPDR Trust


     [logo]                   [logo]              [logo]
     Health Care - XLV        Financial - XLF     Utilities - XLU

     [logo]                   [logo]              [logo]
     Energy - XLE             Technology - XLK    Consumer Discretionary - XLY

     [logo]                   [logo]              [logo]
     Consumer Staples - XLP   Materials - XLB     Industrial - XLI



     Semi-Annual Report


     March 31, 2008

                          Select Sector Spider Heading


                            SELECT SECTOR SPDR FUNDS
Select Sector SPDR Funds are unique investments that unbundle the benchmark S&P 500(R) and give you ownership in particular sectors or groups of industries that are represented by a specified Select Sector Index. Through a single share, investors can buy or sell any of nine major industry sectors that make up the S&P 500(R) much as they buy or sell a share of stock. Select Sector SPDR Fund shares are different from the shares of conventional mutual funds. Select Sector SPDR Funds trade on the American Stock Exchange.

NINE SELECT SECTOR SPDR FUNDS
Shares are available for exchange trading in the following Funds of the Select Sector SPDR Trust:


THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND     XLY
THE CONSUMER STAPLES SELECT SECTOR SPDR FUND           XLP
THE ENERGY SELECT SECTOR SPDR FUND                     XLE
THE FINANCIAL SELECT SECTOR SPDR FUND                  XLF
THE HEALTH CARE SELECT SECTOR SPDR FUND                XLV
THE INDUSTRIAL SELECT SECTOR SPDR FUND                 XLI
THE MATERIALS SELECT SECTOR SPDR FUND                  XLB
THE TECHNOLOGY SELECT SECTOR SPDR FUND                 XLK
THE UTILITIES SELECT SECTOR SPDR FUND                  XLU


Each of these Funds is designed to, before expenses, closely track the price performance and dividend yield of a Select Sector Index. Each Fund's portfolio is comprised principally of shares of constituent companies in the S&P 500(R). Each stock in the S&P 500(R) is allocated to only one Select Sector Index. The combined companies of the nine Select Sector Indexes represent all of the companies in the S&P 500(R). Of course, each Select Sector SPDR Fund can be expected to move up or down in value with its underlying Select Sector Index.

OBJECTIVE
Select Sector SPDR Funds are designed to provide investors with an affordable way to invest in a portfolio of equity securities in a sector or group of industries in a single trade. Select Sector SPDR Funds allow you to custom tailor asset allocations to fit your particular investment needs or goals. One Fund may complement another; individual Select Sector SPDR Funds can be used to increase exposure to certain industries that may be outperforming the market or to hedge other holdings in your portfolio. Although an individual Select Sector SPDR Fund may bear a higher level of risk than a broad-market fund, because of less diversity, sector investments may also offer opportunities for returns greater than an investment in the entire S&P 500(R) Index.

TABLE OF CONTENTS


PERFORMANCE & PORTFOLIO SUMMARY
  THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND (XLY)................     1
  THE CONSUMER STAPLES SELECT SECTOR SPDR FUND (XLP)......................     4
  THE ENERGY SELECT SECTOR SPDR FUND (XLE)................................     7
  THE FINANCIAL SELECT SECTOR SPDR FUND (XLF).............................    10
  THE HEALTH CARE SELECT SECTOR SPDR FUND (XLV)...........................    13
  THE INDUSTRIAL SELECT SECTOR SPDR FUND (XLI)............................    16
  THE MATERIALS SELECT SECTOR SPDR FUND (XLB).............................    19
  THE TECHNOLOGY SELECT SECTOR SPDR FUND (XLK)............................    22
  THE UTILITIES SELECT SECTOR SPDR FUND (XLU).............................    25
SCHEDULES OF INVESTMENTS
  THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND (XLY)................    28
  THE CONSUMER STAPLES SELECT SECTOR SPDR FUND (XLP)......................    30
  THE ENERGY SELECT SECTOR SPDR FUND (XLE)................................    31
  THE FINANCIAL SELECT SECTOR SPDR FUND (XLF).............................    32
  THE HEALTH CARE SELECT SECTOR SPDR FUND (XLV)...........................    34
  THE INDUSTRIAL SELECT SECTOR SPDR FUND (XLI)............................    35
  THE MATERIALS SELECT SECTOR SPDR FUND (XLB).............................    36
  THE TECHNOLOGY SELECT SECTOR SPDR FUND (XLK)............................    37
  THE UTILITIES SELECT SECTOR SPDR FUND (XLU).............................    39
FINANCIAL STATEMENTS......................................................    40
FINANCIAL HIGHLIGHTS......................................................    48
NOTES TO FINANCIAL STATEMENTS.............................................    57
OTHER INFORMATION.........................................................    66

                          Select Sector Spider Heading


              THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND --

                               PERFORMANCE SUMMARY

The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/16/98, 12/22/98, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SECTORSPDRS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2008 IS 0.23%.

PERFORMANCE AS OF MARCH 31, 2008


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                   CONSUMER                                  CONSUMER
                                                                  DISCRETION-                               DISCRETION-
                                                                      ARY                                       ARY
                                       NET ASSET      MARKET        SELECT       NET ASSET      MARKET        SELECT
                                         VALUE         VALUE     SECTOR INDEX      VALUE         VALUE     SECTOR INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 3/31/08            -15.30%       -15.12%       -15.29%           N/A           N/A           N/A

 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 3/31/08              -17.80%       -17.72%       -17.71%       -17.80%       -17.72%       -17.71%
 ----------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 3/31/08            -4.26%        -4.20%        -3.79%        -1.44%        -1.42%        -1.28%
 ----------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 3/31/08             41.68%        41.75%        43.23%         7.22%         7.23%         7.45%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                  35.64%        35.66%        39.05%         3.34%         3.34%         3.61%
 ----------------------------------------------------------------------------------------------------------------------




 (1) For the period December 16, 1998 to March 31, 2008.

                          Select Sector Spider Heading


              THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND --

                         PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND (BASED ON NET ASSET VALUE)



(PERFORMANCE GRAPH)


                          CONSUMER DISCRETIONARY                CONSUMER DISCRETIONARY
                               SELECT SECTOR         S&P 500         SELECT SECTOR
                               SPDR FUND(A)         INDEX(C)           INDEX(B)
                          ----------------------    --------    ----------------------
12/16/98                         10000.00           10000.00           10000.00
                                 10705.00           10584.00           10710.00
03/31/99                         11652.00           11111.00           11659.00
                                 12145.00           11895.00           12159.00
09/30/99                         10717.00           11152.00           10730.00
                                 12675.00           12811.00           12705.00
03/31/00                         11973.00           13104.00           12015.00
                                 10611.00           12756.00           10656.00
09/30/00                         10275.00           12631.00           10346.00
                                 10575.00           11644.00           10657.00
03/31/01                         10807.00           10264.00           10900.00
                                 11440.00           10864.00           11541.00
09/30/01                          9613.00            9269.00            9705.00
                                 11988.00           10260.00           12120.00
03/31/02                         12520.00           10288.00           12667.00
                                 11504.00            8909.00           11643.00
09/30/02                          9523.00            7370.00            9643.00
                                  9717.00            7992.00            9846.00
03/31/03                          9576.00            7740.00            9708.00
                                 11394.00            8931.00           11562.00
09/30/03                         11642.00            9168.00           11824.00
                                 13310.00           10284.00           13529.00
03/31/04                         13463.00           10458.00           13695.00
                                 13417.00           10638.00           13658.00
09/30/04                         13252.00           10439.00           13498.00
                                 15028.00           11403.00           15325.00
03/31/05                         14167.00           11158.00           14453.00
                                 14004.00           11311.00           14294.00
09/30/05                         13889.00           11718.00           14181.00
                                 14046.00           11963.00           14348.00
03/31/06                         14466.00           12466.00           14773.00
                                 14389.00           12287.00           14703.00
09/30/06                         15098.00           12983.00           15437.00
                                 16636.00           13852.00           17022.00
03/31/07                         16502.00           13941.00           16897.00
                                 17095.00           14816.00           17515.00
09/30/07                         16015.00           15117.00           16414.00
                                 14413.00           14613.00           14774.00
03/31/08                         13564.00           13232.00           13905.00

                          Select Sector Spider Heading


              THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND --

                                PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF MARCH 31, 2008


 ------------------------------------------------------------------------------------------------------------------

    DESCRIPTION             MCDONALD'S      THE WALT DISNEY     COMCAST CORP.     TIME WARNER,     HOME DEPOT,
                            CORP.           CO.                 (CLASS A)         INC.             INC.
 ------------------------------------------------------------------------------------------------------------------
    SHARES                  1,058,021       1,729,893           2,766,276         3,284,592        1,550,445

 ------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $59,005,831     54,284,042          53,499,778        46,049,980       43,365,947
 ------------------------------------------------------------------------------------------------------------------
    % OF                    6.44            5.92                5.84              5.03             4.73
    NET ASSETS
 ------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF MARCH 31, 2008*

(PIE CHART IN %)


Auto Components                                2.60
Automobiles                                    3.20
Distributors                                   0.70
Diversified Consumer Services                  1.30
Hotels Restaurants & Leisure                  15.60
Household Durables                             5.50
Internet & Catalog Retail                      3.00
Leisure Equipment & Products                   1.80
Media                                         33.30
Multi-line Retail                              9.30
Specialty Retail                              18.70
Textiles, Apparel & Luxury Goods               5.00




 * The Fund's industry breakdown is expressed as a percentage of common stocks and may change over time.

                          Select Sector Spider Heading


                 THE CONSUMER STAPLES SELECT SECTOR SPDR FUND --

                               PERFORMANCE SUMMARY

The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/16/98, 12/22/98, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SECTORSPDRS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR THE CONSUMER STAPLES SELECT SECTOR SPDR FUND AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2008 IS 0.23%.

PERFORMANCE AS OF MARCH 31, 2008


 -------------------------------------------------------------------------------------------------------------------------------

                                                    CUMULATIVE TOTAL RETURN                   AVERAGE ANNUAL TOTAL RETURN

                                          --------------------------------------------------------------------------------------
                                          NET ASSET    MARKET     CONSUMER STAPLES    NET ASSET    MARKET     CONSUMER STAPLES
                                            VALUE      VALUE     SELECT SECTOR INDEX    VALUE      VALUE     SELECT SECTOR INDEX
 -------------------------------------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 3/31/08                 0.92%      0.88%           1.03%              N/A        N/A             N/A

 -------------------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 3/31/08                   7.32%      7.56%           7.56%            7.32%      7.56%           7.56%
 -------------------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 3/31/08               28.93%     28.91%          30.34%            8.84%      8.83%           9.23%
 -------------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 3/31/08                65.34%     65.30%          68.11%           10.58%     10.57%          10.95%
 -------------------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     24.86%     24.79%          28.21%            2.42%      2.41%           2.71%
 -------------------------------------------------------------------------------------------------------------------------------




 (1) For the period December 16, 1998 to March 31, 2008.

                          Select Sector Spider Heading


                 THE CONSUMER STAPLES SELECT SECTOR SPDR FUND --

                         PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

CONSUMER STAPLES SELECT SECTOR SPDR FUND (BASED ON NET ASSET VALUE)



(PERFORMANCE GRAPH)


                           CONSUMER STAPLES                CONSUMER STAPLES
                             SELECT SECTOR      S&P 500      SELECT SECTOR
                             SPDR FUND(A)      INDEX(C)        INDEX(B)
                           ----------------    --------    ----------------
12/16/98                       10000.00        10000.00        10000.00
                               10451.00        10584.00        10453.00
03/31/99                       10193.00        11111.00        10201.00
                                9890.00        11895.00         9895.00
09/30/99                        8755.00        11152.00         8761.00
                                8916.00        12811.00         8936.00
03/31/00                        8228.00        13104.00         8255.00
                                9875.00        12756.00         9901.00
09/30/00                        9797.00        12631.00         9833.00
                               11212.00        11644.00        11266.00
03/31/01                        9798.00        10264.00         9849.00
                                9644.00        10864.00         9702.00
09/30/01                        9945.00         9269.00        10011.00
                               10098.00        10260.00        10172.00
03/31/02                       10390.00        10288.00        10474.00
                                8922.00         8909.00         8997.00
09/30/02                        7989.00         7370.00         8056.00
                                8083.00         7992.00         8157.00
03/31/03                        7554.00         7740.00         7627.00
                                8228.00         8931.00         8314.00
09/30/03                        8331.00         9168.00         8426.00
                                8966.00        10284.00         9075.00
03/31/04                        9448.00        10458.00         9572.00
                                9570.00        10638.00         9703.00
09/30/04                        9028.00        10439.00         9155.00
                                9666.00        11403.00         9811.00
03/31/05                        9684.00        11158.00         9837.00
                                9609.00        11311.00         9765.00
09/30/05                        9880.00        11718.00        10049.00
                                9941.00        11963.00        10117.00
03/31/06                       10122.00        12466.00        10309.00
                               10413.00        12287.00        10613.00
09/30/06                       10979.00        12983.00        11199.00
                               11379.00        13852.00        11613.00
03/31/07                       11635.00        13941.00        11920.00
                               11920.00        14816.00        12217.00
09/30/07                       12372.00        15117.00        12691.00
                               12800.00        14613.00        13135.00
03/31/08                       12486.00        13232.00        12821.00

                          Select Sector Spider Heading


                 THE CONSUMER STAPLES SELECT SECTOR SPDR FUND --

                                PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF MARCH 31, 2008


 ----------------------------------------------------------------------------------------------------------------------

    DESCRIPTION             PROCTER &        WAL-MART         PHILIP MORRIS           COCA-COLA       CVS CAREMARK
                            GAMBLE CO.       STORES, INC.     INTERNATIONAL, INC.     CO.             CORP.
 ----------------------------------------------------------------------------------------------------------------------
    SHARES                  6,029,212        4,627,664        4,129,047               2,293,062       3,144,896

 ----------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $422,466,885     243,785,339      208,847,197             139,578,684     127,399,737
 ----------------------------------------------------------------------------------------------------------------------
    % OF                    17.11            9.87             8.46                    5.65            5.16
    NET ASSETS
 ----------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF MARCH 31, 2008*

(PIE CHART IN %)


Beverages                                     16.60
Food & Staples Retailing                      26.40
Food Products                                 17.20
Household Products                            23.70
Personal Products                              2.00
Tobacco                                       14.10




 * The Fund's industry breakdown is expressed as a percentage of common stocks and may change over time.

                          Select Sector Spider Heading


                     THE ENERGY SELECT SECTOR SPDR FUND --

                               PERFORMANCE SUMMARY

The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/16/98, 12/22/98, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SECTORSPDRS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR THE ENERGY SELECT SECTOR SPDR FUND AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2008 IS 0.23%.

PERFORMANCE AS OF MARCH 31, 2008


 -------------------------------------------------------------------------------------------------------------------------------

                                                    CUMULATIVE TOTAL RETURN                   AVERAGE ANNUAL TOTAL RETURN

                                          --------------------------------------------------------------------------------------
                                          NET ASSET    MARKET          ENERGY         NET ASSET    MARKET          ENERGY
                                            VALUE      VALUE     SELECT SECTOR INDEX    VALUE      VALUE     SELECT SECTOR INDEX
 -------------------------------------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 3/31/08                -0.73%     -0.71%           -0.60%             N/A        N/A             N/A

 -------------------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 3/31/08                  24.24%     24.17%           24.61%          24.24%     24.17%          24.61%
 -------------------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 3/31/08               78.93%     78.75%           80.27%          21.40%     21.36%          21.70%
 -------------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 3/31/08               254.96%    254.60%          260.37%          28.84%     28.81%          29.23%
 -------------------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                    262.36%    261.96%          272.71%          14.86%     14.85%          15.20%
 -------------------------------------------------------------------------------------------------------------------------------




 (1) For the period December 16, 1998 to March 31, 2008.

                          Select Sector Spider Heading


                      THE ENERGY SELECT SECTOR SPDR FUND --

                         PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

ENERGY SELECT SECTOR SPDR FUND (BASED ON NET ASSET VALUE)



(PERFORMANCE GRAPH)


                           ENERGY SELECT
                            SECTOR SPDR      S&P 500     ENERGY SELECT
                              FUND(A)       INDEX(C)    SECTOR INDEX(B)
                           -------------    --------    ---------------
12/16/98                      10000.00      10000.00        10000.00
                               9835.00      10584.00         9859.00
03/31/99                      10483.00      11111.00        10512.00
                              11993.00      11895.00        11993.00
09/30/99                      11791.00      11152.00        11800.00
                              11707.00      12811.00        11730.00
03/31/00                      12672.00      13104.00        12717.00
                              13098.00      12756.00        13167.00
09/30/00                      14314.00      12631.00        14400.00
                              14558.00      11644.00        14657.00
03/31/01                      13514.00      10264.00        13623.00
                              13419.00      10864.00        13535.00
09/30/01                      11482.00       9269.00        11595.00
                              11885.00      10260.00        12006.00
03/31/02                      12913.00      10288.00        13059.00
                              11780.00       8909.00        11920.00
09/30/02                       9561.00       7370.00         9669.00
                              10138.00       7992.00        10262.00
03/31/03                      10207.00       7740.00        10342.00
                              11041.00       8931.00        11198.00
09/30/03                      11078.00       9168.00        11242.00
                              12811.00      10284.00        13015.00
03/31/04                      13663.00      10458.00        13889.00
                              14727.00      10638.00        14990.00
09/30/04                      16426.00      10439.00        16741.00
                              17092.00      11403.00        17433.00
03/31/05                      20248.00      11158.00        20676.00
                              21087.00      11311.00        21513.00
09/30/05                      25500.00      11718.00        26054.00
                              23967.00      11963.00        24495.00
03/31/06                      25991.00      12466.00        26598.00
                              27173.00      12287.00        27820.00
09/30/06                      25728.00      12983.00        26349.00
                              28352.00      13852.00        29054.00
03/31/07                      29167.00      13941.00        29911.00
                              33559.00      14816.00        34443.00
09/30/07                      36500.00      15117.00        37497.00
                              38655.00      14613.00        39730.00
03/31/08                      36236.00      13232.00        37271.00

                          Select Sector Spider Heading


                      THE ENERGY SELECT SECTOR SPDR FUND --

                                PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF MARCH 31, 2008


 -------------------------------------------------------------------------------------------------------------------------

    DESCRIPTION             EXXON MOBIL      CHEVRON                            SCHLUMBERGER,     OCCIDENTAL PETROLEUM
                            CORP.            CORP.           CONOCOPHILLIPS     LTD.              CORP.
 -------------------------------------------------------------------------------------------------------------------------
    SHARES                  10,205,569       6,371,334       4,865,486          2,543,639         2,796,932

 -------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $863,187,026     543,857,070     370,798,688        221,296,593       204,651,515
 -------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         18.54            11.68           7.96               4.75              4.40
 -------------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF MARCH 31, 2008*

(PIE CHART IN %)


Energy Equipment & Services                   23.00
Oil, Gas & Consumable Fuels                   77.00




 * The Fund's industry breakdown is expressed as a percentage of common stocks and may change over time.

                          Select Sector Spider Heading


                    THE FINANCIAL SELECT SECTOR SPDR FUND --

                               PERFORMANCE SUMMARY

The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/16/98, 12/22/98, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SECTORSPDRS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR THE FINANCIAL SELECT SECTOR SPDR FUND AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2008 IS 0.23%.

PERFORMANCE AS OF MARCH 31, 2008


 -------------------------------------------------------------------------------------------------------------------------------

                                                    CUMULATIVE TOTAL RETURN                   AVERAGE ANNUAL TOTAL RETURN

                                          --------------------------------------------------------------------------------------
                                          NET ASSET    MARKET         FINANCIAL       NET ASSET    MARKET         FINANCIAL
                                            VALUE      VALUE     SELECT SECTOR INDEX    VALUE      VALUE     SELECT SECTOR INDEX
 -------------------------------------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 3/31/08               -26.27%    -26.21%          -26.29%             N/A        N/A              N/A

 -------------------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 3/31/08                 -28.01%    -28.01%          -27.94%         -28.01%    -28.01%          -27.94%
 -------------------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 3/31/08               -5.74%     -5.81%           -5.06%          -1.95%     -1.97%           -1.72%
 -------------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 3/31/08                34.33%     34.35%           36.13%           6.08%      6.08%            6.36%
 -------------------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION(1)                      35.42%     35.32%           38.53%           3.32%      3.31%            3.57%
 -------------------------------------------------------------------------------------------------------------------------------




 (1) For the period December 16, 1998 to March 31, 2008.

                          Select Sector Spider Heading


                    THE FINANCIAL SELECT SECTOR SPDR FUND --

                         PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

FINANCIAL SELECT SECTOR SPDR FUND (BASED ON NET ASSET VALUE)



(PERFORMANCE GRAPH)


                           FINANCIAL SELECT
                              SECTOR SPDR       S&P 500    FINANCIAL SELECT
                                FUND(A)        INDEX(C)     SECTOR INDEX(B)
                           ----------------    --------    ----------------
12/16/98                       10000.00        10000.00        10000.00
                               10597.00        10584.00        10585.00
03/31/99                       11371.00        11111.00        11362.00
                               11925.00        11895.00        11914.00
09/30/99                       10097.00        11152.00        10087.00
                               10956.00        12811.00        10961.00
03/31/00                       11195.00        13104.00        11212.00
                               10885.00        12756.00        10905.00
09/30/00                       13446.00        12631.00        13489.00
                               13743.00        11644.00        13802.00
03/31/01                       12418.00        10264.00        12473.00
                               13386.00        10864.00        13454.00
09/30/01                       11631.00         9269.00        11695.00
                               12489.00        10260.00        12568.00
03/31/02                       12914.00        10288.00        13004.00
                               11945.00         8909.00        12031.00
09/30/02                        9907.00         7370.00         9982.00
                               10634.00         7992.00        10725.00
03/31/03                       10086.00         7740.00        10177.00
                               11934.00         8931.00        12058.00
09/30/03                       12428.00         9168.00        12567.00
                               13879.00        10284.00        14054.00
03/31/04                       14541.00        10458.00        14738.00
                               14191.00        10638.00        14387.00
09/30/04                       14238.00        10439.00        14438.00
                               15350.00        11403.00        15583.00
03/31/05                       14367.00        11158.00        14592.00
                               14977.00        11311.00        15223.00
09/30/05                       15077.00        11718.00        15333.00
                               16303.00        11963.00        16596.00
03/31/06                       16822.00        12466.00        17136.00
                               16790.00        12287.00        17113.00
09/30/06                       18113.00        12983.00        18481.00
                               19373.00        13852.00        19787.00
03/31/07                       18811.00        13941.00        19225.00
                               19199.00        14816.00        19631.00
09/30/07                       18368.00        15117.00        18795.00
                               15737.00        14613.00        16101.00
03/31/08                       13542.00        13232.00        13853.00

                          Select Sector Spider Heading


                    THE FINANCIAL SELECT SECTOR SPDR FUND --

                                PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF MARCH 31, 2008


 ------------------------------------------------------------------------------------------------------------------

    DESCRIPTION                                                                   AMERICAN
                            BANK OF           JPMORGAN                            INTERNATIONAL     WELLS FARGO
                            AMERICA CORP.     CHASE & CO.     CITIGROUP, INC.     GROUP, INC.       & CO.
 ------------------------------------------------------------------------------------------------------------------
    SHARES                  15,339,631        11,728,639      17,978,052          8,709,775         11,384,175

 ------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $581,525,411      503,745,045     385,089,874         376,697,769       331,279,492
 ------------------------------------------------------------------------------------------------------------------
    % OF                    8.68              7.52            5.75                5.62              4.94
    NET ASSETS
 ------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF MARCH 31, 2008*

(PIE GRAPH IN %)


Capital Markets                               18.00
Commercial Banks                              17.20
Consumer Finance                               4.40
Diversified Financial Services                25.50
Insurance                                     24.00
Real Estate Investment Trusts (REITS)          7.20
Real Estate Management & Development           0.20
Thrifts & Mortgage Finance                     3.50




 * The Fund's industry breakdown is expressed as a percentage of common stocks and may change over time.

                          Select Sector Spider Heading


                   THE HEALTH CARE SELECT SECTOR SPDR FUND --

                               PERFORMANCE SUMMARY

The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/16/98, 12/22/98, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SECTORSPDRS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR THE HEALTH CARE SELECT SECTOR SPDR FUND AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2008 IS 0.23%.

PERFORMANCE AS OF MARCH 31, 2008


 -------------------------------------------------------------------------------------------------------------------------------

                                                    CUMULATIVE TOTAL RETURN                   AVERAGE ANNUAL TOTAL RETURN

                                          --------------------------------------------------------------------------------------
                                          NET ASSET    MARKET        HEALTH CARE      NET ASSET    MARKET        HEALTH CARE
                                            VALUE      VALUE     SELECT SECTOR INDEX    VALUE      VALUE     SELECT SECTOR INDEX
 -------------------------------------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 3/31/08               -11.75%    -11.71%          -11.69%             N/A        N/A             N/A

 -------------------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 3/31/08                  -6.39%     -6.40%           -6.22%          -6.39%     -6.40%          -6.22%
 -------------------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 3/31/08                8.43%      8.32%            9.14%           2.74%      2.70%           2.96%
 -------------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 3/31/08                24.20%     24.14%           25.75%           4.43%      4.42%           4.69%
 -------------------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     41.29%     41.12%           44.89%           3.79%      3.78%           4.07%
 -------------------------------------------------------------------------------------------------------------------------------




 (1) For the period December 16, 1998 to March 31, 2008.

                          Select Sector Spider Heading


                   THE HEALTH CARE SELECT SECTOR SPDR FUND --

                         PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

HEALTH CARE SELECT SECTOR SPDR FUND (BASED ON NET ASSET VALUE)



(PERFORMANCE GRAPH)


                            HEALTH CARE                  HEALTH CARE
                           SELECT SECTOR     S&P 500    SELECT SECTOR
                            SPDR FUND(A)    INDEX(C)       INDEX(B)
                           -------------    --------    -------------
12/16/98                      10000.00      10000.00       10000.00
                              10817.00      10584.00       10828.00
03/31/99                      11659.00      11111.00       11707.00
                              12297.00      11895.00       12362.00
09/30/99                      11203.00      11152.00       11278.00
                              12988.00      12811.00       13091.00
03/31/00                      12937.00      13104.00       13056.00
                              12352.00      12756.00       12455.00
09/30/00                      12193.00      12631.00       12281.00
                              11486.00      11644.00       11566.00
03/31/01                      11357.00      10264.00       11437.00
                              12430.00      10864.00       12524.00
09/30/01                       9913.00       9269.00        9996.00
                              11464.00      10260.00       11569.00
03/31/02                      12440.00      10288.00       12565.00
                              11576.00       8909.00       11697.00
09/30/02                      10735.00       7370.00       10853.00
                              11270.00       7992.00       11404.00
03/31/03                      11379.00       7740.00       11522.00
                              12499.00       8931.00       12668.00
09/30/03                      11934.00       9168.00       12105.00
                              12933.00      10284.00       13129.00
03/31/04                      12869.00      10458.00       13074.00
                              13204.00      10638.00       13424.00
09/30/04                      12480.00      10439.00       12694.00
                              13120.00      11403.00       13356.00
03/31/05                      13034.00      11158.00       13276.00
                              13565.00      11311.00       13827.00
09/30/05                      13768.00      11718.00       14043.00
                              13968.00      11963.00       14256.00
03/31/06                      14127.00      12466.00       14427.00
                              13405.00      12287.00       13696.00
09/30/06                      14757.00      12983.00       15090.00
                              14958.00      13852.00       15304.00
03/31/07                      15093.00      13941.00       15450.00
                              15852.00      14816.00       16236.00
09/30/07                      16010.00      15117.00       16407.00
                              15995.00      14613.00       16400.00
03/31/08                      14129.00      13232.00       14489.00

                          Select Sector Spider Heading


                   THE HEALTH CARE SELECT SECTOR SPDR FUND --

                                PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF MARCH 31, 2008


 --------------------------------------------------------------------------------------------------------------

    DESCRIPTION             JOHNSON &                                               ABBOTT
                            JOHNSON          PFIZER, INC.     MERCK & CO., INC.     LABORATORIES     WYETH
 --------------------------------------------------------------------------------------------------------------
    SHARES                  4,798,865        11,454,131       3,667,501             2,218,687        2,276,847

 --------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $311,302,373     239,734,962      139,181,663           122,360,588      95,081,131
 --------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         13.61            10.48            6.08                  5.35             4.16
 --------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF MARCH 31, 2008*

(PIE GRAPH IN %)


Biotechnology                                 11.80
Health Care Equipment & Supplies              16.70
Health Care Providers & Services              16.40
Health Care Technology                         0.30
Life Sciences Tools & Services                 3.10
Pharmaceuticals                               51.70




 * The Fund's industry breakdown is expressed as a percentage of common stocks and may change over time.

                          Select Sector Spider Heading


                    THE INDUSTRIAL SELECT SECTOR SPDR FUND --

                               PERFORMANCE SUMMARY

The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/16/98, 12/22/98, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SECTORSPDRS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR THE INDUSTRIAL SELECT SECTOR SPDR FUND AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2008 IS 0.23%.

PERFORMANCE AS OF MARCH 31, 2008


 -------------------------------------------------------------------------------------------------------------------------------

                                                    CUMULATIVE TOTAL RETURN                   AVERAGE ANNUAL TOTAL RETURN

                                          --------------------------------------------------------------------------------------
                                          NET ASSET    MARKET        INDUSTRIAL       NET ASSET    MARKET        INDUSTRIAL
                                            VALUE      VALUE     SELECT SECTOR INDEX    VALUE      VALUE     SELECT SECTOR INDEX
 -------------------------------------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 3/31/08                -8.46%     -8.55%           -8.38%             N/A        N/A             N/A

 -------------------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 3/31/08                   6.06%      5.88%            6.30%           6.06%      5.88%           6.30%
 -------------------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 3/31/08               28.27%     28.25%           29.24%           8.65%      8.65%           8.93%
 -------------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 3/31/08               108.24%    107.24%          111.23%          15.80%     15.69%          16.13%
 -------------------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     87.31%     86.72%           92.62%           6.99%      6.95%           7.31%
 -------------------------------------------------------------------------------------------------------------------------------




 (1) For the period December 16, 1998 to March 31, 2008.

                          Select Sector Spider Heading


                    THE INDUSTRIAL SELECT SECTOR SPDR FUND --

                         PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

INDUSTRIAL SELECT SECTOR SPDR FUND (BASED ON NET ASSET VALUE)



(PERFORMANCE GRAPH)


                           INDUSTRIAL SELECT
                              SECTOR SPDR        S&P 500    INDUSTRIAL SELECT
                                FUND(A)         INDEX(C)     SECTOR INDEX(B)
                           -----------------    --------    -----------------
12/16/98                        10000.00        10000.00         10000.00
                                10759.00        10584.00         10765.00
03/31/99                        11010.00        11111.00         11027.00
                                13153.00        11895.00         13181.00
09/30/99                        12740.00        11152.00         12774.00
                                13223.00        12811.00         13280.00
03/31/00                        13001.00        13104.00         13075.00
                                12786.00        12756.00         12873.00
09/30/00                        13645.00        12631.00         13754.00
                                14150.00        11644.00         14268.00
03/31/01                        12030.00        10264.00         12135.00
                                13194.00        10864.00         13318.00
09/30/01                        10766.00         9269.00         10870.00
                                12696.00        10260.00         12827.00
03/31/02                        12498.00        10288.00         12647.00
                                10986.00         8909.00         11118.00
09/30/02                         9019.00         7370.00          9130.00
                                 9557.00         7992.00          9682.00
03/31/03                         8996.00         7740.00          9119.00
                                10448.00         8931.00         10608.00
09/30/03                        10923.00         9168.00         11097.00
                                12662.00        10284.00         12879.00
03/31/04                        12534.00        10458.00         12758.00
                                13587.00        10638.00         13841.00
09/30/04                        13501.00        10439.00         13763.00
                                14869.00        11403.00         15171.00
03/31/05                        14601.00        11158.00         14904.00
                                14151.00        11311.00         14451.00
09/30/05                        14563.00        11718.00         14882.00
                                15282.00        11963.00         15628.00
03/31/06                        16489.00        12466.00         16875.00
                                16547.00        12287.00         16944.00
09/30/06                        16385.00        12983.00         16789.00
                                17360.00        13852.00         17800.00
03/31/07                        17661.00        13941.00         18119.00
                                19419.00        14816.00         19939.00
09/30/07                        20461.00        15117.00         21022.00
                                19652.00        14613.00         20199.00
03/31/08                        18731.00        13232.00         19262.00

                          Select Sector Spider Heading


                    THE INDUSTRIAL SELECT SECTOR SPDR FUND --

                                PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF MARCH 31, 2008


 -------------------------------------------------------------------------------------------------------------

                            GENERAL          UNITED PARCEL     UNITED
    DESCRIPTION             ELECTRIC         SERVICE, INC.     TECHNOLOGIES     BOEING         3M
                            CO.              (CLASS B)         CORP.            CO.            CO.
 -------------------------------------------------------------------------------------------------------------
    SHARES                  8,396,988        1,196,384         1,157,944        907,352        824,522

 -------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $310,772,526     87,359,960        79,689,706       67,479,768     65,260,917
 -------------------------------------------------------------------------------------------------------------
    % OF                    19.19            5.40              4.92             4.17           4.03
    NET ASSETS
 -------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF MARCH 31, 2008*

(PIE CHART IN %)


Aerospace & Defense                           25.00
Air Freight & Logistics                        8.90
Airlines                                       0.70
Building Products                              1.30
Commercial Services & Supplies                 4.90
Construction & Engineering                     1.90
Electrical Equipment                           4.40
Industrial Conglomerates                      26.00
Machinery                                     17.70
Road & Rail                                    8.70
Trading Companies & Distributors               0.50




 * The Fund's industry breakdown is expressed as a percentage of common stocks and may change over time.

                          Select Sector Spider Heading


                    THE MATERIALS SELECT SECTOR SPDR FUND --

                               PERFORMANCE SUMMARY

The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/16/98, 12/22/98, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SECTORSPDRS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR THE MATERIALS SELECT SECTOR SPDR FUND AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2008 IS 0.23%.

PERFORMANCE AS OF MARCH 31, 2008


 -------------------------------------------------------------------------------------------------------------------------------

                                                    CUMULATIVE TOTAL RETURN                   AVERAGE ANNUAL TOTAL RETURN

                                          --------------------------------------------------------------------------------------
                                          NET ASSET    MARKET         MATERIALS       NET ASSET    MARKET         MATERIALS
                                            VALUE      VALUE     SELECT SECTOR INDEX    VALUE      VALUE     SELECT SECTOR INDEX
 -------------------------------------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 3/31/08                -3.25%     -3.27%           -3.14%             N/A        N/A             N/A

 -------------------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 3/31/08                   8.41%      8.51%            8.68%           8.41%      8.51%           8.68%
 -------------------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 3/31/08               43.05%     42.85%           44.15%          12.68%     12.62%          12.96%
 -------------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 3/31/08               144.63%    144.25%          148.42%          19.59%     19.56%          19.96%
 -------------------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                    140.74%    140.45%          148.32%           9.92%      9.90%          10.28%
 -------------------------------------------------------------------------------------------------------------------------------




 (1) For the period December 16, 1998 to March 31, 2008.

                          Select Sector Spider Heading


                    THE MATERIALS SELECT SECTOR SPDR FUND --

                         PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

MATERIALS SELECT SECTOR SPDR FUND (BASED ON NET ASSET VALUE)



(PERFORMANCE GRAPH)


                           MATERIALS SELECT
                              SECTOR SPDR       S&P 500    MATERIALS SELECT
                                FUND(A)        INDEX(C)     SECTOR INDEX(B)
                           ----------------    --------    ----------------
12/16/98                       10000.00        10000.00        10000.00
                               10429.00        10584.00        10435.00
03/31/99                       10567.00        11111.00        10588.00
                               12639.00        11895.00        12656.00
09/30/99                       11559.00        11152.00        11584.00
                               12949.00        12811.00        13024.00
03/31/00                       11342.00        13104.00        11414.00
                                9749.00        12756.00         9829.00
09/30/00                        8961.00        12631.00         9029.00
                               10969.00        11644.00        11055.00
03/31/01                       10341.00        10264.00        10444.00
                               11387.00        10864.00        11506.00
09/30/01                       10039.00         9269.00        10155.00
                               11260.00        10260.00        11404.00
03/31/02                       12429.00        10288.00        12600.00
                               12206.00         8909.00        12383.00
09/30/02                        9412.00         7370.00         9541.00
                               10613.00         7992.00        10771.00
03/31/03                        9845.00         7740.00         9996.00
                               11185.00         8931.00        11371.00
09/30/03                       11865.00         9168.00        12079.00
                               14594.00        10284.00        14882.00
03/31/04                       14339.00        10458.00        14629.00
                               14728.00        10638.00        15037.00
09/30/04                       15221.00        10439.00        15553.00
                               16527.00        11403.00        16908.00
03/31/05                       16827.00        11158.00        17226.00
                               15232.00        11311.00        15597.00
09/30/05                       15495.00        11718.00        15892.00
                               17214.00        11963.00        17677.00
03/31/06                       18491.00        12466.00        19011.00
                               18414.00        12287.00        18943.00
09/30/06                       18301.00        12983.00        18834.00
                               20356.00        13852.00        20967.00
03/31/07                       22205.00        13941.00        22848.00
                               23761.00        14816.00        24464.00
09/30/07                       24883.00        15117.00        25637.00
                               24830.00        14613.00        25598.00
03/31/08                       24074.00        13232.00        24832.00

                          Select Sector Spider Heading


                    THE MATERIALS SELECT SECTOR SPDR FUND --

                                PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF MARCH 31, 2008


 --------------------------------------------------------------------------------------------------------------------

    DESCRIPTION                              DU PONT (E.I.)
                            MONSANTO         DE NEMOURS &       FREEPORT-MCMORAN         DOW CHEMICAL     ALCOA,
                            CO.              CO.                COPPER & GOLD, INC.      CO.              INC.
 --------------------------------------------------------------------------------------------------------------------
    SHARES                  2,100,898        3,447,912          1,467,434                3,602,216        3,122,123

 --------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $234,250,127     161,224,365        141,196,499              132,741,660      112,583,755
 --------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         14.83            10.20              8.94                     8.40             7.13
 --------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF MARCH 31, 2008*

(PIE GRAPH IN %)


Chemicals                                     55.00
Construction Materials                         1.90
Containers & Packaging                         4.10
Metals & Mining                               31.20
Paper & Forest Products                        7.80




 * The Fund's industry breakdown is expressed as a percentage of common stocks and may change over time.

                          Select Sector Spider Heading


                    THE TECHNOLOGY SELECT SECTOR SPDR FUND --

                               PERFORMANCE SUMMARY

The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/16/98, 12/22/98, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SECTORSPDRS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR THE TECHNOLOGY SELECT SECTOR SPDR FUND AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2008 IS 0.23%.

PERFORMANCE AS OF MARCH 31, 2008


 -------------------------------------------------------------------------------------------------------------------------------

                                                    CUMULATIVE TOTAL RETURN                   AVERAGE ANNUAL TOTAL RETURN

                                          --------------------------------------------------------------------------------------
                                          NET ASSET    MARKET        TECHNOLOGY       NET ASSET    MARKET        TECHNOLOGY
                                            VALUE      VALUE     SELECT SECTOR INDEX    VALUE      VALUE     SELECT SECTOR INDEX
 -------------------------------------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 3/31/08               -15.95%    -16.08%          -15.93%             N/A        N/A             N/A

 -------------------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 3/31/08                  -2.54%     -2.70%           -2.48%          -2.54%     -2.70%          -2.48%
 -------------------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 3/31/08               18.19%     17.94%           18.85%           5.73%      5.66%           5.93%
 -------------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 3/31/08                65.45%     65.37%           67.22%          10.59%     10.58%          10.83%
 -------------------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                    -20.92%    -21.09%          -19.30%          -2.49%     -2.52%          -2.28%
 -------------------------------------------------------------------------------------------------------------------------------




 (1) For the period December 16, 1998 to March 31, 2008.

                          Select Sector Spider Heading


                    THE TECHNOLOGY SELECT SECTOR SPDR FUND --

                         PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

TECHNOLOGY SELECT SECTOR SPDR FUND (BASED ON NET ASSET VALUE)



(PERFORMANCE GRAPH)


                           TECHNOLOGY SELECT
                              SECTOR SPDR        S&P 500    TECHNOLOGY SELECT
                                FUND(A)         INDEX(C)     SECTOR INDEX(B)
                           -----------------    --------    -----------------
12/16/98                        10000.00        10000.00         10000.00
                                10851.00        10584.00         10827.00
03/31/99                        12189.00        11111.00         12178.00
                                13445.00        11895.00         13445.00
09/30/99                        13700.00        11152.00         13718.00
                                18011.00        12811.00         18047.00
03/31/00                        20021.00        13104.00         20086.00
                                17985.00        12756.00         18060.00
09/30/00                        15435.00        12631.00         15504.00
                                10410.00        11644.00         10459.00
03/31/01                         8255.00        10264.00          8297.00
                                 9253.00        10864.00          9313.00
09/30/01                         6373.00         9269.00          6414.00
                                 8020.00        10260.00          8077.00
03/31/02                         7226.00        10288.00          7282.00
                                 5277.00         8909.00          5319.00
09/30/02                         3933.00         7370.00          3965.00
                                 4940.00         7992.00          4986.00
03/31/03                         4779.00         7740.00          4826.00
                                 5677.00         8931.00          5739.00
09/30/03                         6083.00         9168.00          6155.00
                                 6869.00        10284.00          6955.00
03/31/04                         6784.00        10458.00          6873.00
                                 6928.00        10638.00          7023.00
09/30/04                         6410.00        10439.00          6503.00
                                 7227.00        11403.00          7339.00
03/31/05                         6691.00        11158.00          6790.00
                                 6826.00        11311.00          6931.00
09/30/05                         7157.00        11718.00          7270.00
                                 7217.00        11963.00          7338.00
03/31/06                         7635.00        12466.00          7769.00
                                 6996.00        12287.00          7122.00
09/30/06                         7601.00        12983.00          7743.00
                                 8091.00        13852.00          8243.00
03/31/07                         8114.00        13941.00          8275.00
                                 8914.00        14816.00          9097.00
09/30/07                         9409.00        15117.00          9599.00
                                 9321.00        14613.00          9512.00
03/31/08                         7908.00        13232.00          8070.00

                          Select Sector Spider Heading


                    THE TECHNOLOGY SELECT SECTOR SPDR FUND --

                                PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF MARCH 31, 2008


 ---------------------------------------------------------------------------------------------------------------------

    DESCRIPTION             AT&T,            MICROSOFT       CISCO SYSTEMS,     INTERNATIONAL BUSINESS     APPLE,
                            INC.             CORP.           INC.               MACHINES CORP.             INC.
 ---------------------------------------------------------------------------------------------------------------------
    SHARES                  7,212,325        9,564,299       7,123,459          1,331,657                  1,050,243

 ---------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $276,232,047     271,434,806     171,604,127        153,326,987                150,709,870
 ---------------------------------------------------------------------------------------------------------------------
    % OF                    10.51            10.33           6.53               5.84                       5.74
    NET ASSETS
 ---------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF MARCH 31, 2008*

(PIE GRAPH IN %)


Communications Equipment                      13.40
Computers & Peripherals                       21.40
Diversified Telecommunication Services        16.30
Electronic Equipment & Instruments             1.60
Internet Software & Services                   8.60
IT Services                                    4.90
Office Electronics                             0.60
Semiconductor & Semiconductor Equipment       13.30
Software                                      18.30
Wireless Telecommunication Services            1.60




 * The Fund's industry breakdown is expressed as a percentage of common stocks and may change over time.

                          Select Sector Spider Heading


                    THE UTILITIES SELECT SECTOR SPDR FUND --

                               PERFORMANCE SUMMARY

The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/16/98, 12/22/98, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SECTORSPDRS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR THE UTILITIES SELECT SECTOR SPDR FUND AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2008 IS 0.23%.

PERFORMANCE AS OF MARCH 31, 2008


 -------------------------------------------------------------------------------------------------------------------------------

                                                    CUMULATIVE TOTAL RETURN                   AVERAGE ANNUAL TOTAL RETURN

                                          --------------------------------------------------------------------------------------
                                          NET ASSET    MARKET         UTILITIES       NET ASSET    MARKET         UTILITIES
                                            VALUE      VALUE     SELECT SECTOR INDEX    VALUE      VALUE     SELECT SECTOR INDEX
 -------------------------------------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 3/31/08                -3.22%     -2.96%           -3.14%             N/A        N/A             N/A

 -------------------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 3/31/08                  -1.79%     -1.71%           -1.62%          -1.79%     -1.71%          -1.62%
 -------------------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 3/31/08               43.06%     43.09%           44.16%          12.68%     12.69%          12.97%
 -------------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 3/31/08               142.62%    142.57%          146.18%          19.40%     19.39%          19.74%
 -------------------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     79.24%     79.28%           82.78%           6.48%      6.48%           6.70%
 -------------------------------------------------------------------------------------------------------------------------------




 (1) For the period December 16, 1998 to March 31, 2008.

                          Select Sector Spider Heading


                    THE UTILITIES SELECT SECTOR SPDR FUND --

                         PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

UTILITIES SELECT SECTOR SPDR FUND (BASED ON NET ASSET VALUE)



(PERFORMANCE GRAPH)


                           UTILITIES SELECT
                              SECTOR SPDR       S&P 500    UTILITIES SELECT
                                FUND(A)        INDEX(C)     SECTOR INDEX(B)
                           ----------------    --------    ----------------
12/16/98                       10000.00        10000.00        10000.00
                               10369.00        10584.00        10370.00
03/31/99                        9239.00        11111.00         9230.00
                               10818.00        11895.00        10779.00
09/30/99                       10366.00        11152.00        10326.00
                               10022.00        12811.00         9976.00
03/31/00                        9490.00        13104.00         9461.00
                                9789.00        12756.00         9768.00
09/30/00                       11731.00        12631.00        11711.00
                               12223.00        11644.00        12205.00
03/31/01                       11704.00        10264.00        11695.00
                               11625.00        10864.00        11623.00
09/30/01                       11073.00         9269.00        11075.00
                               10627.00        10260.00        10632.00
03/31/02                       10749.00        10288.00        10758.00
                                9393.00         8909.00         9403.00
09/30/02                        7293.00         7370.00         7308.00
                                7639.00         7992.00         7664.00
03/31/03                        7394.00         7740.00         7424.00
                                8955.00         8931.00         9009.00
09/30/03                        8913.00         9168.00         8964.00
                                9611.00        10284.00         9677.00
03/31/04                       10095.00        10458.00        10175.00
                                9960.00        10638.00        10044.00
09/30/04                       10620.00        10439.00        10720.00
                               11899.00        11403.00        12026.00
03/31/05                       12532.00        11158.00        12678.00
                               13683.00        11311.00        13859.00
09/30/05                       14662.00        11718.00        14866.00
                               13863.00        11963.00        14052.00
03/31/06                       13695.00        12466.00        13889.00
                               14463.00        12287.00        14679.00
09/30/06                       15328.00        12983.00        15576.00
                               16716.00        13852.00        17001.00
03/31/07                       18250.00        13941.00        18580.00
                               18176.00        14816.00        18509.00
09/30/07                       18520.00        15117.00        18870.00
                               19909.00        14613.00        20295.00
03/31/08                       17924.00        13232.00        18278.00

                          Select Sector Spider Heading


                    THE UTILITIES SELECT SECTOR SPDR FUND --

                                PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF MARCH 31, 2008


 -------------------------------------------------------------------------------------------------------------------

    DESCRIPTION             EXELON                            FPL GROUP,      DOMINION            DUKE ENERGY
                            CORP.            SOUTHERN CO.     INC.            RESOURCES, INC.     CORP.
 -------------------------------------------------------------------------------------------------------------------
    SHARES                  3,883,431        4,491,071        2,392,565       3,376,123           7,417,043

 -------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $315,606,437     159,927,038      150,109,528     137,880,863         132,394,218
 -------------------------------------------------------------------------------------------------------------------
    % OF                    12.90            6.54             6.14            5.64                5.41
    NET ASSETS
 -------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF MARCH 31, 2008*

[PIE GRAPH IN %]


Electric Utilities                            59.80
Gas Utilities                                  2.80
Independent Power Producers & Energy
  Traders                                      7.40
Multi-Utilities                               30.00




 * The Fund's industry breakdown is expressed as a percentage of common stocks and may change over time.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION             SHARES         VALUE
--------------------             ------         -----
COMMON STOCKS -- 99.8%
AUTO COMPONENTS -- 2.6%
Goodyear Tire & Rubber Co.
  (a)........................     219,964   $  5,675,071
Johnson Controls, Inc. ......     545,496     18,437,765
                                            ------------
                                              24,112,836
                                            ------------
AUTOMOBILES -- 3.2%
Ford Motor Co. (a)(b)........   2,025,183     11,584,047
General Motors Corp. (b).....     520,024      9,906,457
Harley-Davidson, Inc. .......     219,037      8,213,888
                                            ------------
                                              29,704,392
                                            ------------
DISTRIBUTORS -- 0.7%
Genuine Parts Co. ...........     152,307      6,125,788
                                            ------------
DIVERSIFIED CONSUMER SERVICES -- 1.3%
Apollo Group, Inc. (Class A)
  (a)........................     126,190      5,451,408
H&R Block, Inc. .............     298,925      6,205,683
                                            ------------
                                              11,657,091
                                            ------------
HOTELS RESTAURANTS & LEISURE -- 15.6%
Carnival Corp. ..............     400,602     16,216,369
Darden Restaurants, Inc. ....     131,636      4,284,752
International Game
  Technology.................     286,895     11,536,048
Marriott International, Inc.
  (Class A)..................     277,721      9,542,494
McDonald's Corp. ............   1,058,021     59,005,831
Starbucks Corp. (a)(b).......     671,039     11,743,183
Starwood Hotels & Resorts
  Worldwide, Inc. ...........     172,744      8,939,502
Wendy's International,
  Inc. ......................      80,305      1,851,833
Wyndham Worldwide Corp. .....     162,619      3,362,961
Yum! Brands, Inc. ...........     436,316     16,235,318
                                            ------------
                                             142,718,291
                                            ------------
HOUSEHOLD DURABLES -- 5.4%
Black & Decker Corp. (b).....      56,609      3,741,855
Centex Corp. (b).............     111,877      2,708,542
D.R. Horton, Inc. (b)........     251,504      3,961,188
Fortune Brands, Inc. ........     141,360      9,824,520
Harman International
  Industries, Inc. ..........      55,593      2,420,519
KB HOME(b)...................      70,743      1,749,474
Leggett & Platt, Inc. (b)....     154,297      2,353,029
Lennar Corp. (Class A) (b)...     127,744      2,402,865
Newell Rubbermaid, Inc. .....     253,430      5,795,944
Pulte Homes, Inc. (b)........     195,574      2,845,602
Snap-on, Inc. ...............      52,787      2,684,219
The Stanley Works............      72,396      3,447,498
Whirlpool Corp. (b)..........      69,454      6,027,218
                                            ------------
                                              49,962,473
                                            ------------
INTERNET & CATALOG RETAIL -- 3.0%
Amazon.com, Inc. (a).........     283,336     20,201,857
Expedia, Inc. (a)............     190,739      4,175,277
IAC/InterActiveCorp (a)......     167,056      3,468,082
                                            ------------
                                              27,845,216
                                            ------------
LEISURE EQUIPMENT & PRODUCTS -- 1.8%
Brunswick Corp. (b)..........      79,539      1,270,238
Eastman Kodak Co. (b)........     263,804      4,661,416
Hasbro, Inc. ................     131,373      3,665,307
Mattel, Inc. ................     332,688      6,620,491
                                            ------------
                                              16,217,452
                                            ------------
MEDIA -- 33.3%
CBS Corp. (Class B) (b)......     625,420     13,809,274
Clear Channel Communications,
  Inc. ......................     456,851     13,349,186
Comcast Corp. (Class A)......   2,766,276     53,499,778
DIRECTV Group, Inc. (a)......     654,543     16,226,121
E.W. Scripps Co. (Class A)
  (b)........................      81,956      3,442,972
Gannett Co., Inc. (b)........     210,745      6,122,142
Interpublic Group of Cos.,
  Inc. (a)(b)................     431,428      3,628,309
McGraw-Hill Cos., Inc. ......     296,797     10,966,649
Meredith Corp. ..............      34,472      1,318,554
New York Times Co. (Class A)
  (b)........................     132,145      2,494,898
News Corp. (Class A).........   2,113,775     39,633,281
Omnicom Group, Inc. .........     294,745     13,021,834
The Walt Disney Co. .........   1,729,893     54,284,042
Time Warner, Inc. ...........   3,284,592     46,049,980
Viacom, Inc. (Class B) (a)...     589,764     23,366,450
Washington Post Co. (Class
  B).........................       5,349      3,538,363
                                            ------------
                                             304,751,833
                                            ------------
MULTILINE RETAIL -- 9.3%
Big Lots, Inc. (a)(b)........      83,032      1,851,614
Dillard's, Inc. (Class A)
  (b)........................      51,870        892,683
Family Dollar Stores, Inc.
  (b)........................     129,103      2,517,508
J.C. Penney Co., Inc. .......     203,666      7,680,245
Kohl's Corp. (a).............     288,217     12,361,627
Macy's, Inc. ................     397,784      9,172,899
Nordstrom, Inc. .............     165,575      5,397,745
Sears Holdings Corp. (a)(b)..      66,879      6,827,677
Target Corp. ................     751,926     38,107,610
                                            ------------
                                              84,809,608
                                            ------------
SPECIALTY RETAIL -- 18.6%
Abercrombie & Fitch Co.
  (Class A)..................      78,913      5,771,697
AutoNation, Inc. (a).........     125,086      1,872,537
AutoZone, Inc. (a)(b)........      40,000      4,553,200
Bed Bath & Beyond, Inc. (a)..     240,316      7,089,322
Best Buy Co., Inc. (b).......     323,315     13,404,640
GameStop Corp. (Class A)
  (a)........................     147,670      7,636,016
Gap, Inc. ...................     418,576      8,237,576
Home Depot, Inc. ............   1,550,445     43,365,947
Limited Brands, Inc. ........     284,515      4,865,206
Lowe's Cos., Inc. ...........   1,343,712     30,824,753
Office Depot, Inc. (a).......     249,944      2,761,881
OfficeMax, Inc. .............      69,714      1,334,326
RadioShack Corp. ............     120,399      1,956,484
Sherwin-Williams Co. (b).....      94,501      4,823,331
Staples, Inc. ...............     643,995     14,238,729
Tiffany & Co. ...............     116,406      4,870,427
TJX Cos., Inc. ..............     401,439     13,275,588
                                            ------------
                                             170,881,660
                                            ------------
TEXTILES, APPAREL & LUXURY GOODS -- 5.0%
Coach, Inc. (a)..............     322,978      9,737,787
Jones Apparel Group, Inc.
  (b)........................      79,558      1,067,668
Liz Claiborne, Inc. (b)......      91,349      1,657,984
NIKE, Inc. (Class B) (b).....     351,785     23,921,380
Polo Ralph Lauren Corp. (b)..      53,856      3,139,266
V.F. Corp. ..................      80,429      6,234,051
                                            ------------
                                              45,758,136
                                            ------------


See accompanying notes to financial statements.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION             SHARES         VALUE
--------------------             ------         -----
TOTAL COMMON STOCKS --
  (Cost $1,111,450,080)......               $914,544,776
                                            ------------
SHORT TERM INVESTMENTS -- 4.9%
MONEY MARKET FUND -- 4.9%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)...........  42,336,761     42,336,761
STIC Prime Portfolio.........   2,134,267      2,134,267
                                            ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $44,471,028).........                 44,471,028
                                            ------------

SECURITY DESCRIPTION                            VALUE
--------------------                            -----
TOTAL INVESTMENTS -- 104.7%
  (Cost $1,155,921,108)......               $959,015,804
OTHER ASSETS AND
  LIABILITIES -- (4.7)%......                (42,657,341)
                                            ------------
NET ASSETS -- 100.0%.........               $916,358,463
                                            ============




   (a) Non-income producing security
   (b) Security, or portion thereof, was on loan at March 31, 2008.
   (c) Affiliated fund managed by SSgA Funds Management, Inc.
   (d) Investments of cash collateral for securities loaned.




See accompanying notes to financial statements.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION            SHARES          VALUE
--------------------            ------          -----
COMMON STOCKS -- 99.9%
BEVERAGES -- 16.6%
Anheuser-Busch Cos., Inc.
  (b).......................   1,510,732   $   71,684,233
Brown-Forman Corp. (Class B)
  (b).......................     241,967       16,023,055
Coca-Cola Co. ..............   2,293,062      139,578,684
Coca-Cola Enterprises, Inc.
  (b).......................     811,955       19,649,311
Constellation Brands, Inc.
  (Class A) (a)(b)..........     572,156       10,109,997
Molson Coors Brewing Co.
  (Class B).................     455,978       23,970,764
Pepsi Bottling Group, Inc.
  (b).......................     449,220       15,233,050
PepsiCo, Inc. ..............   1,574,856      113,704,603
                                           --------------
                                              409,953,697
                                           --------------
FOOD & STAPLES RETAILING -- 26.3%
Costco Wholesale Corp. .....     945,838       61,451,095
CVS Caremark Corp. .........   3,144,896      127,399,737
Kroger Co. .................   1,579,496       40,119,198
Safeway, Inc. ..............   1,071,279       31,442,039
SUPERVALU, Inc. ............     653,206       19,583,116
Sysco Corp. ................   1,342,581       38,961,701
Wal-Mart Stores, Inc. ......   4,627,664      243,785,339
Walgreen Co. ...............   2,055,319       78,287,101
Whole Foods Market, Inc.
  (b).......................     270,532        8,919,440
                                           --------------
                                              649,948,766
                                           --------------
FOOD PRODUCTS -- 17.2%
Archer-Daniels-Midland
  Co. ......................   1,461,290       60,146,696
Campbell Soup Co. ..........     637,659       21,648,523
ConAgra Foods, Inc. ........   1,185,125       28,383,744
Dean Foods Co. (b)..........     292,901        5,884,381
General Mills, Inc. ........     753,760       45,135,149
H.J. Heinz Co. .............     760,308       35,711,667
Hershey Co. (b).............     411,809       15,512,845
Kellogg Co. ................     629,738       33,099,029
Kraft Foods, Inc. (Class
  A)........................   3,003,949       93,152,458
McCormick & Co., Inc. ......     410,699       15,183,542
Sara Lee Corp. .............   1,649,003       23,053,062
Tyson Foods, Inc. (Class A)
  (b).......................     851,858       13,587,135
Wm. Wrigley Jr., Co. (b)....     516,933       32,484,070
                                           --------------
                                              422,982,301
                                           --------------
HOUSEHOLD PRODUCTS -- 23.7%
Clorox Co. .................     352,899       19,988,199
Colgate-Palmolive Co. ......   1,090,009       84,922,601
Kimberly-Clark Corp. .......     900,472       58,125,468
Procter & Gamble Co. .......   6,029,212      422,466,885
                                           --------------
                                              585,503,153
                                           --------------
PERSONAL PRODUCTS -- 2.0%
Avon Products, Inc. ........   1,000,036       39,541,423
Estee Lauder Cos., Inc.
  (Class A) (b).............     221,920       10,175,032
                                           --------------
                                               49,716,455
                                           --------------
TOBACCO -- 14.1%
Altria Group, Inc. .........   4,129,047       91,664,844
Philip Morris International,
  Inc. (a)..................   4,129,047      208,847,197
Reynolds American, Inc. ....     439,339       25,934,181
UST, Inc. (b)...............     408,756       22,285,377
                                           --------------
                                              348,731,599
                                           --------------
TOTAL COMMON STOCKS --
  (Cost $2,514,181,568).....                2,466,835,971
                                           --------------
SHORT TERM INVESTMENTS -- 2.0%
MONEY MARKET FUND -- 2.0%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)..........  41,617,310       41,617,310
STIC Prime Portfolio........   8,229,681        8,229,681
                                           --------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $49,846,991)........                   49,846,991
                                           --------------
TOTAL INVESTMENTS -- 101.9%
  (Cost $2,564,028,559).....                2,516,682,962
OTHER ASSETS AND LIABILITIES
  -- (1.9)%.................                  (47,714,798)
                                           --------------
NET ASSETS -- 100.0%........               $2,468,968,164
                                           ==============




   (a) Non-income producing security
   (b) Security, or portion thereof, was on loan at March 31, 2008.
   (c) Affiliated fund managed by SSgA Funds Management, Inc.
   (d) Investments of cash collateral for securities loaned.




See accompanying notes to financial statements.

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION            SHARES          VALUE
--------------------            ------          -----
COMMON STOCKS -- 99.9%
ENERGY EQUIPMENT & SERVICES -- 23.0%
Baker Hughes, Inc. .........   1,169,973   $   80,143,150
BJ Services Co. ............   1,467,702       41,844,184
Cameron International Corp.
  (a).......................     645,979       26,898,565
ENSCO International, Inc. ..     426,130       26,684,261
Halliburton Co. ............   3,136,473      123,357,483
Nabors Industries, Ltd.
  (a).......................   1,372,443       46,347,400
National-Oilwell Varco, Inc.
  (a).......................   1,681,885       98,188,446
Noble Corp. ................   1,335,998       66,359,021
Rowan Cos., Inc. (b)........     903,133       37,191,017
Schlumberger, Ltd. .........   2,543,639      221,296,593
Smith International, Inc. ..     593,759       38,137,141
Transocean, Inc. (a)........   1,189,373      160,803,230
Weatherford International,
  Ltd. (a)..................   1,430,657      103,679,713
                                           --------------
                                            1,070,930,204
                                           --------------
OIL, GAS & CONSUMABLE FUELS -- 76.9%
Anadarko Petroleum Corp. ...   1,804,180      113,717,465
Apache Corp. ...............   1,273,901      153,912,719
Chesapeake Energy Corp.
  (b).......................   2,104,327       97,114,691
Chevron Corp. ..............   6,371,334      543,857,070
ConocoPhillips..............   4,865,486      370,798,688
CONSOL Energy, Inc. ........   1,111,511       76,905,446
Devon Energy Corp. .........   1,606,824      167,639,948
El Paso Corp. ..............   3,411,953       56,774,898
EOG Resources, Inc. ........   1,010,817      121,298,040
Exxon Mobil Corp. ..........  10,205,569      863,187,026
Hess Corp. .................   1,320,751      116,463,823
Marathon Oil Corp. .........   2,565,134      116,970,110
Murphy Oil Corp. ...........     948,323       77,895,251
Noble Energy, Inc. .........     508,805       37,041,004
Occidental Petroleum
  Corp. ....................   2,796,932      204,651,515
Peabody Energy Corp. .......     798,990       40,748,490
Range Resources Corp. ......     442,462       28,074,214
Spectra Energy Corp. .......   1,872,284       42,594,461
Sunoco, Inc. (b)............     607,111       31,855,114
Tesoro Corp. ...............     407,641       12,229,230
Valero Energy Corp. ........   1,892,864       92,958,551
Williams Cos., Inc. (b).....   2,485,574       81,974,231
XTO Energy, Inc. ...........   2,111,593      130,623,143
                                           --------------
                                            3,579,285,128
                                           --------------
TOTAL COMMON STOCKS --
  (Cost $5,029,352,556).....                4,650,215,332
                                           --------------
SHORT TERM INVESTMENTS -- 0.5%
MONEY MARKET FUND -- 0.5%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)..........  10,471,376       10,471,376
STIC Prime Portfolio........  15,534,246       15,534,246
                                           --------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $26,005,622)........                   26,005,622
                                           --------------
TOTAL INVESTMENTS -- 100.4%
  (Cost $5,055,358,178).....                4,676,220,954
OTHER ASSETS AND LIABILITIES
  -- (0.4)%.................                  (20,456,606)
                                           --------------
NET ASSETS -- 100.0%........               $4,655,764,348
                                           ==============




   (a) Non-income producing security
   (b) Security, or portion thereof, was on loan at March 31, 2008.
   (c) Affiliated fund managed by SSgA Funds Management, Inc.
   (d) Investments of cash collateral for securities loaned.




See accompanying notes to financial statements.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION             SHARES          VALUE
--------------------             ------          -----
COMMON STOCKS -- 99.7%
CAPITAL MARKETS -- 18.0%
American Capital Strategies,
  Ltd. (b)..................      672,906   $   22,986,469
Ameriprise Financial,
  Inc. .....................      783,612       40,630,282
Bank of New York Mellon
  Corp. ....................    3,941,206      164,466,526
Bear Stearns Cos., Inc.
  (b).......................      406,520        4,264,395
Charles Schwab Corp. .......    3,240,123       61,011,516
E*TRADE Financial Corp.
  (a)(b)....................    1,595,206        6,157,495
Federated Investors, Inc.
  (Class B) (b).............      297,920       11,666,547
Franklin Resources, Inc. ...      543,006       52,666,152
Goldman Sachs Group, Inc. ..    1,364,250      225,633,307
Janus Capital Group, Inc.
  (b).......................      511,617       11,905,328
Legg Mason, Inc. ...........      465,435       26,055,051
Lehman Brothers Holdings,
  Inc. (b)..................    1,832,029       68,957,572
Merrill Lynch & Co., Inc. ..    3,354,836      136,676,019
Morgan Stanley..............    3,814,330      174,314,881
Northern Trust Corp. .......      662,894       44,062,564
State Street Corp. (e)......    1,337,844      105,689,676
T. Rowe Price Group, Inc. ..      911,440       45,572,000
                                            --------------
                                             1,202,715,780
                                            --------------
COMMERCIAL BANKS -- 17.1%
BB&T Corp. (b)..............    1,886,209       60,471,861
Comerica, Inc. .............      519,103       18,210,133
Fifth Third Bancorp.........    1,839,430       38,480,876
First Horizon National Corp.
  (b).......................      436,625        6,117,116
Huntington Bancshares, Inc.
  (b).......................    1,264,492       13,593,289
KeyCorp.....................    1,376,955       30,224,162
M & T Bank Corp. (b)........      265,945       21,403,254
Marshall & Ilsley Corp.
  (b).......................      902,375       20,935,100
National City Corp. (b).....    2,188,527       21,775,844
PNC Financial Services
  Group, Inc. ..............    1,176,083       77,115,762
Regions Financial Corp.
  (b).......................    2,395,061       47,302,455
SunTrust Banks, Inc. (b)....    1,210,987       66,773,823
U.S. Bancorp................    5,972,929      193,283,982
Wachovia Corp. .............    6,843,855      184,784,085
Wells Fargo & Co. ..........   11,384,175      331,279,492
Zions Bancorp (b)...........      369,590       16,834,825
                                            --------------
                                             1,148,586,059
                                            --------------
CONSUMER FINANCE -- 4.3%
American Express Co. .......    3,992,201      174,539,028
Capital One Financial Corp.
  (b).......................    1,287,764       63,383,744
Discover Financial Services
  (b).......................    1,653,078       27,060,887
SLM Corp. (a)...............    1,609,907       24,712,072
                                            --------------
                                               289,695,731
                                            --------------
DIVERSIFIED FINANCIAL SERVICES -- 25.4%
Bank of America Corp. ......   15,339,631      581,525,411
CIT Group, Inc. (b).........      659,440        7,814,364
Citigroup, Inc. ............   17,978,052      385,089,874
CME Group, Inc. ............      184,130       86,375,383
IntercontinentalExchange,
  Inc. (a)..................      242,174       31,603,707
JPMorgan Chase & Co. .......   11,728,639      503,745,045
Leucadia National Corp.
  (b).......................      583,496       26,385,689
Moody's Corp. (b)...........      709,623       24,716,169
NYSE Euronext...............      914,987       56,463,848
                                            --------------
                                             1,703,719,490
                                            --------------
INSURANCE -- 24.0%
ACE, Ltd. ..................    1,138,590       62,690,765
AFLAC, Inc. ................    1,639,361      106,476,497
Allstate Corp. .............    1,935,090       93,000,425
Ambac Financial Group,
  Inc. .....................      990,344        5,694,478
American International
  Group, Inc. ..............    8,709,775      376,697,769
Aon Corp. ..................    1,055,055       42,413,211
Assurant, Inc. .............      330,794       20,132,123
Chubb Corp. ................    1,277,735       63,222,328
Cincinnati Financial
  Corp. ....................      572,014       21,759,413
Genworth Financial, Inc.
  (Class A).................    1,495,204       33,851,419
Hartford Financial Services
  Group, Inc. ..............    1,084,203       82,150,061
Lincoln National Corp. .....      913,559       47,505,068
Loews Corp. ................    1,518,086       61,057,419
Marsh & McLennan Cos.,
  Inc. .....................    1,797,567       43,770,756
MBIA, Inc. (b)..............      725,722        8,868,323
MetLife, Inc. ..............    2,448,929      147,572,462
Principal Financial Group,
  Inc. .....................      892,676       49,739,907
Progressive Corp. ..........    2,342,363       37,641,773
Prudential Financial,
  Inc. .....................    1,540,041      120,508,208
SAFECO Corp. ...............      310,714       13,634,130
Torchmark Corp. ............      315,028       18,936,333
Travelers Cos., Inc. .......    2,141,709      102,480,776
Unum Group..................    1,196,374       26,332,192
XL Capital, Ltd. (Class A)
  (b).......................      614,468       18,157,529
                                            --------------
                                             1,604,293,365
                                            --------------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 7.2%
Apartment Investment &
  Management Co. (Class A)
  (b).......................      317,519       11,370,355
AvalonBay Communities,
  Inc. .....................      265,697       25,645,075
Boston Properties, Inc. ....      412,112       37,943,152
Developers Diversified
  Realty Corp. .............      412,864       17,290,744
Equity Residential
  Properties Trust..........      931,527       38,649,055
General Growth Properties,
  Inc. .....................      921,099       35,158,349
HCP, Inc. ..................      809,200       27,359,052
Host Hotels & Resorts,
  Inc. .....................    1,807,062       28,768,427
Kimco Realty Corp. .........      873,343       34,208,845
Plum Creek Timber Co., Inc.
  (b).......................      591,199       24,061,799
ProLogis (b)................      891,481       52,472,572
Public Storage, Inc. .......      429,852       38,093,484
Simon Property Group,
  Inc. .....................      770,255       71,564,392
Vornado Realty Trust........      465,984       40,172,481
                                            --------------
                                               482,757,782
                                            --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.2%
CB Richard Ellis Group, Inc.
  (Class A) (a)(b)..........      598,630       12,954,353
                                            --------------
THRIFTS & MORTGAGE FINANCE -- 3.5%
Countrywide Financial Corp.
  (b).......................    2,004,398       11,024,189
Fannie Mae..................    3,377,327       88,891,247
Freddie Mac.................    2,230,039       56,464,588
Hudson City Bancorp, Inc. ..    1,789,765       31,643,045
MGIC Investment Corp. (b)...      418,217        4,403,825
Sovereign Bancorp, Inc.
  (b).......................    1,246,920       11,621,294
Washington Mutual, Inc.
  (b).......................    3,047,466       31,388,901
                                            --------------
                                               235,437,089
                                            --------------


See accompanying notes to financial statements.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION             SHARES          VALUE
--------------------             ------          -----
TOTAL COMMON STOCKS --
  (Cost $8,070,510,377).....                $6,680,159,649
                                            --------------
SHORT TERM INVESTMENTS -- 4.5%
MONEY MARKET FUND -- 4.5%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)..........  231,655,534      231,655,534
STIC Prime Portfolio........   70,078,343       70,078,343
                                            --------------

TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $301,733,877).......                   301,733,877
                                            --------------
TOTAL INVESTMENTS -- 104.2%
  (Cost $8,372,244,254).....                 6,981,893,526
OTHER ASSETS AND LIABILITIES
  -- (4.2)%.................                  (282,229,695)
                                            --------------
NET ASSETS -- 100.0%........                $6,699,663,831
                                            ==============




   (a) Non-income producing security
   (b) Security, or portion thereof, was on loan at March 31, 2008.
   (c) Affiliated fund managed by SSgA Funds Management, Inc.
   (d) Investments of cash collateral for securities loaned.
   (e) Affiliated issuer. See table below for more information.


                                                                                                                NUMBER OF
SECURITY                 NUMBER OF SHARES        SHARES PURCHASED FOR THE          SHARES SOLD FOR THE         SHARES HELD
DESCRIPTION               HELD AT 9/30/07        SIX MONTHS ENDED 3/31/08       SIX MONTHS ENDED 3/31/08        AT 3/31/08
-----------          ------------------------    ------------------------    ------------------------------    -----------
State Street Corp.
(Cost $110,594,785)           411,771                    4,710,180                      3,784,107               1,337,844


                                                   NET REALIZED GAIN ON
                       INCOME EARNED FOR THE      SHARES SOLD DURING THE
                     SIX MONTHS ENDED 3/31/08    SIX MONTHS ENDED 3/31/08    DIVIDEND RECEIVABLE AT 3/31/08
                     ------------------------    ------------------------    ------------------------------
                             $534,319                   $6,528,251                     $  328,469




See accompanying notes to financial statements.

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION            SHARES          VALUE
--------------------            ------          -----
COMMON STOCKS -- 99.9%
BIOTECHNOLOGY -- 11.8%
Amgen, Inc. (a).............   1,841,834   $   76,951,825
Biogen Idec, Inc. (a)(b)....     515,146       31,779,357
Celgene Corp. (a)(b)........     735,336       45,068,743
Genzyme Corp. (a)...........     464,547       34,627,333
Gilead Sciences, Inc. (a)...   1,573,166       81,065,244
                                           --------------
                                              269,492,502
                                           --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 16.7%
Baxter International,
  Inc. .....................   1,090,320       63,042,302
Becton, Dickinson & Co. ....     424,296       36,425,812
Boston Scientific Corp.
  (a).......................   2,295,747       29,546,264
C.R. Bard, Inc. ............     181,110       17,459,004
Covidien, Ltd. .............     844,478       37,368,151
Hospira, Inc. (a)...........     268,596       11,487,851
Medtronic, Inc. ............   1,911,225       92,445,953
St. Jude Medical, Inc. (a)..     597,742       25,816,477
Stryker Corp. ..............     410,544       26,705,887
Varian Medical Systems, Inc.
  (a)(b)....................     212,795        9,967,318
Zimmer Holdings, Inc. (a)...     403,201       31,393,230
                                           --------------
                                              381,658,249
                                           --------------
HEALTH CARE PROVIDERS & SERVICES -- 16.4%
Aetna, Inc. ................     864,016       36,366,433
AmerisourceBergen Corp. ....     286,236       11,729,951
Cardinal Health, Inc. ......     610,337       32,048,796
CIGNA Corp. ................     489,896       19,875,081
Coventry Health Care, Inc.
  (a).......................     261,645       10,557,376
Express Scripts, Inc. (a)...     450,647       28,985,615
Humana, Inc. (a)............     309,501       13,884,215
Laboratory Corp. of America
  Holdings (a)(b)...........     187,470       13,812,790
McKesson Corp. .............     503,851       26,386,677
Medco Health Solutions, Inc.
  (a).......................     913,323       39,994,414
Patterson Cos., Inc.
  (a)(b)....................     219,788        7,978,304
Quest Diagnostics, Inc. ....     276,222       12,504,570
Tenet Healthcare Corp.
  (a)(b)....................     831,456        4,706,041
UnitedHealth Group, Inc. ...   2,139,616       73,517,206
WellPoint, Inc. (a).........     941,062       41,529,066
                                           --------------
                                              373,876,535
                                           --------------
HEALTH CARE TECHNOLOGY -- 0.3%
IMS Health, Inc. ...........     325,543        6,839,659
                                           --------------
LIFE SCIENCES TOOLS & SERVICES -- 3.1%
Applera Corp. -- Applied
  Biosystems Group..........     301,416        9,904,530
Millipore Corp. (a)(b)......     105,503        7,111,957
PerkinElmer, Inc. ..........     202,564        4,912,177
Thermo Electron Corp. (a)...     709,087       40,304,505
Waters Corp. (a)............     169,596        9,446,497
                                           --------------
                                               71,679,666
                                           --------------
PHARMACEUTICALS -- 51.6%
Abbott Laboratories.........   2,218,687      122,360,588
Allergan, Inc. .............     532,906       30,050,569
Barr Pharmaceuticals, Inc.
  (a).......................     182,036        8,794,159
Bristol-Myers Squibb Co. ...   3,368,849       71,756,484
Eli Lilly & Co. ............   1,674,831       86,404,531
Forest Laboratories, Inc.
  (a).......................     535,623       21,430,276
Johnson & Johnson...........   4,798,865      311,302,373
King Pharmaceuticals, Inc.
  (a).......................     444,953        3,871,091
Merck & Co., Inc. ..........   3,667,501      139,181,663
Mylan Laboratories, Inc.
  (b).......................     515,259        5,977,004
Pfizer, Inc. ...............  11,454,131      239,734,962
Schering-Plough Corp. ......   2,774,834       39,985,358
Watson Pharmaceuticals, Inc.
  (a).......................     184,815        5,418,776
Wyeth.......................   2,276,847       95,081,131
                                           --------------
                                            1,181,348,965
                                           --------------
TOTAL COMMON STOCKS --
  (Cost $2,720,199,456).....                2,284,895,576
                                           --------------
SHORT TERM INVESTMENTS -- 1.1%
MONEY MARKET FUND -- 1.1%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)..........  14,894,297       14,894,297
STIC Prime Portfolio........  11,548,590       11,548,590
                                           --------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $26,442,887)........                   26,442,887
                                           --------------
TOTAL INVESTMENTS -- 101.0%
  (Cost $2,746,642,343).....                2,311,338,463
OTHER ASSETS AND LIABILITIES
  -- (1.0)%.................                  (23,405,008)
                                           --------------
NET ASSETS -- 100.0%........               $2,287,933,455
                                           ==============




   (a) Non-income producing security
   (b) Security, or portion thereof, was on loan at March 31, 2008.
   (c) Affiliated fund managed by SSgA Funds Management, Inc.
   (d) Investments of cash collateral for securities loaned.




See accompanying notes to financial statements.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION            SHARES          VALUE
--------------------            ------          -----
COMMON STOCKS -- 99.8%
AEROSPACE & DEFENSE -- 24.9%
Boeing Co. .................     907,352   $   67,479,768
General Dynamics Corp. .....     496,556       41,397,874
Goodrich Corp. .............     218,332       12,556,273
Honeywell International,
  Inc. .....................     891,200       50,281,504
L-3 Communications Holdings,
  Inc. .....................     139,196       15,219,691
Lockheed Martin Corp. ......     412,566       40,967,804
Northrop Grumman Corp. .....     414,165       32,226,179
Precision Castparts Corp. ..     157,475       16,075,048
Raytheon Co. (b)............     529,707       34,224,369
Rockwell Collins, Inc. .....     237,476       13,571,753
United Technologies Corp. ..   1,157,944       79,689,706
                                           --------------
                                              403,689,969
                                           --------------
AIR FREIGHT & LOGISTICS -- 8.9%
C.H. Robinson Worldwide,
  Inc. .....................     194,199       10,564,426
Expeditors International of
  Washington, Inc. (b)......     240,435       10,862,853
FedEx Corp. ................     376,463       34,886,826
United Parcel Service, Inc.
  (Class B).................   1,196,384       87,359,960
                                           --------------
                                              143,674,065
                                           --------------
AIRLINES -- 0.7%
Southwest Airlines Co. (b)..     914,851       11,344,152
                                           --------------
BUILDING PRODUCTS -- 1.3%
Masco Corp. (b).............     462,576        9,172,882
Trane, Inc. ................     244,481       11,221,678
                                           --------------
                                               20,394,560
                                           --------------
COMMERCIAL SERVICES & SUPPLIES -- 4.9%
Allied Waste Industries,
  Inc. (a)..................     607,198        6,563,810
Avery Dennison Corp. .......     148,591        7,318,107
Cintas Corp. ...............     179,431        5,120,961
Equifax, Inc. ..............     202,058        6,966,960
Monster Worldwide, Inc.
  (a)(b)....................     234,451        5,676,059
Pitney Bowes, Inc. .........     275,311        9,641,391
R.R. Donnelley & Sons Co. ..     351,042       10,640,083
Robert Half International,
  Inc. .....................     256,624        6,605,502
Waste Management, Inc. .....     614,627       20,626,882
                                           --------------
                                               79,159,755
                                           --------------
CONSTRUCTION & ENGINEERING -- 1.9%
Fluor Corp. ................     146,146       20,629,970
Jacobs Engineering Group,
  Inc. (a)..................     137,587       10,125,027
                                           --------------
                                               30,754,997
                                           --------------
ELECTRICAL EQUIPMENT -- 4.4%
Cooper Industries, Ltd.
  (Class A).................     268,341       10,773,891
Emerson Electric Co. .......     945,641       48,662,686
Rockwell Automation, Inc. ..     217,633       12,496,487
                                           --------------
                                               71,933,064
                                           --------------
INDUSTRIAL CONGLOMERATES -- 25.9%
3M Co. .....................     824,522       65,260,917
General Electric Co. .......   8,396,988      310,772,526
Textron, Inc. ..............     351,167       19,461,675
Tyco International, Ltd. ...     551,105       24,276,175
                                           --------------
                                              419,771,293
                                           --------------
MACHINERY -- 17.7%
Caterpillar, Inc. ..........     756,335       59,213,467
Cummins, Inc. ..............     424,142       19,858,328
Danaher Corp. (b)...........     324,222       24,650,599
Deere & Co. ................     553,293       44,506,889
Dover Corp. ................     264,284       11,041,786
Eaton Corp. ................     203,255       16,193,326
Illinois Tool Works, Inc. ..     484,267       23,356,197
Ingersoll-Rand Co., Ltd.
  (Class A) (b).............     358,885       15,999,093
ITT Corp. ..................     250,417       12,974,105
Manitowoc Co., Inc. ........     146,489        5,976,751
PACCAR, Inc. ...............     483,237       21,745,665
Pall Corp. .................     202,638        7,106,515
Parker-Hannifin Corp. ......     241,082       16,699,750
Terex Corp. (a).............     115,569        7,223,062
                                           --------------
                                              286,545,533
                                           --------------
ROAD & RAIL -- 8.7%
Burlington Northern Santa Fe
  Corp. ....................     377,391       34,802,998
CSX Corp. (b)...............     553,741       31,048,258
Norfolk Southern Corp. .....     502,528       27,297,321
Ryder System, Inc. .........     118,995        7,247,986
Union Pacific Corp. ........     322,264       40,405,460
                                           --------------
                                              140,802,023
                                           --------------
TRADING COMPANIES & DISTRIBUTORS -- 0.5%
W.W. Grainger, Inc. ........      99,652        7,612,416
                                           --------------
TOTAL COMMON STOCKS --
  (Cost $1,773,617,972).....                1,615,681,827
                                           --------------
SHORT TERM INVESTMENTS -- 2.4%
MONEY MARKET FUND -- 2.4%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)..........  33,191,542       33,191,542
STIC Prime Portfolio........   6,496,265        6,496,265
                                           --------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $39,687,807)........                   39,687,807
                                           --------------
TOTAL INVESTMENTS -- 102.2%
  (Cost $1,813,305,779).....                1,655,369,634
OTHER ASSETS AND LIABILITIES
  -- (2.2)%.................                  (36,297,831)
                                           --------------
NET ASSETS -- 100.0%........               $1,619,071,803
                                           ==============




   (a) Non-income producing security
   (b) Security, or portion thereof, was on loan at March 31, 2008.
   (c) Affiliated fund managed by SSgA Funds Management, Inc.
   (d) Investments of cash collateral for securities loaned.




See accompanying notes to financial statements.

THE MATERIALS SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION             SHARES          VALUE
--------------------             ------          -----
COMMON STOCKS -- 99.7%
CHEMICALS -- 54.9%
Air Products & Chemicals,
  Inc. .....................      785,788   $   72,292,496
Ashland, Inc. ..............      264,011       12,487,720
Dow Chemical Co. (b)........    3,602,216      132,741,660
Du Pont (E.I.) de Nemours &
  Co. ......................    3,447,912      161,224,365
Eastman Chemical Co. (b)....      343,810       21,470,934
Ecolab, Inc. ...............      728,006       31,617,301
Hercules, Inc. .............      564,271       10,320,517
International Flavors &
  Fragrances, Inc. .........      366,551       16,146,572
Monsanto Co. ...............    2,100,898      234,250,127
PPG Industries, Inc. .......      668,316       40,439,801
Praxair, Inc. ..............      871,058       73,369,215
Rohm & Haas Co. (b).........      525,126       28,398,814
Sigma-Aldrich Corp. ........      536,429       31,997,990
                                            --------------
                                               866,757,512
                                            --------------
CONSTRUCTION MATERIALS -- 1.9%
Vulcan Materials Co. (b)....      451,535       29,981,924
                                            --------------
CONTAINERS & PACKAGING -- 4.1%
Ball Corp. .................      426,324       19,585,325
Bemis Co., Inc. (b).........      476,154       12,108,596
Pactiv Corp. (a)............      590,149       15,467,805
Sealed Air Corp. ...........      712,955       18,002,114
                                            --------------
                                                65,163,840
                                            --------------
METALS & MINING -- 31.1%
Alcoa, Inc. ................    3,122,123      112,583,755
Allegheny Technologies,
  Inc. .....................      418,849       29,889,065
Freeport-McMoRan Copper &
  Gold, Inc. (b)............    1,467,434      141,196,499
Newmont Mining Corp.
  (Holding Co.).............    1,549,812       70,206,484
Nucor Corp. ................    1,028,052       69,640,242
Titanium Metals Corp. (b)...      535,361        8,057,183
United States Steel Corp. ..      470,586       59,703,246
                                            --------------
                                               491,276,474
                                            --------------
PAPER & FOREST PRODUCTS -- 7.7%
International Paper Co. ....    1,727,423       46,985,906
MeadWestvaco Corp. .........      754,453       20,536,211
Weyerhaeuser Co. (b)........      840,190       54,645,957
                                            --------------
                                               122,168,074
                                            --------------
TOTAL COMMON STOCKS --
  (Cost $1,700,267,480).....                 1,575,347,824
                                            --------------
SHORT TERM INVESTMENTS -- 7.8%
MONEY MARKET FUND -- 7.8%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)..........  117,655,420      117,655,420
STIC Prime Portfolio........    5,665,491        5,665,491
                                            --------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $123,320,911).......                   123,320,911
                                            --------------
TOTAL INVESTMENTS -- 107.5%
  (Cost $1,823,588,391).....                 1,698,668,735
OTHER ASSETS AND LIABILITIES
  -- (7.5)%.................                  (118,579,630)
                                            --------------
NET ASSETS -- 100.0%........                $1,580,089,105
                                            ==============




   (a) Non-income producing security
   (b) Security, or portion thereof, was on loan at March 31, 2008.
   (c) Affiliated fund managed by SSgA Funds Management, Inc.
   (d) Investments of cash collateral for securities loaned.




See accompanying notes to financial statements.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION            SHARES          VALUE
--------------------            ------          -----
COMMON STOCKS -- 99.9%
COMMUNICATIONS EQUIPMENT -- 13.4%
Ciena Corp. (a)(b)..........     128,395   $    3,958,418
Cisco Systems, Inc. (a).....   7,123,459      171,604,127
Corning, Inc. ..............   1,915,481       46,048,163
JDS Uniphase Corp. (a)(b)...     330,379        4,423,775
Juniper Networks, Inc. (a)..     649,858       16,246,450
Motorola, Inc. .............   2,744,225       25,521,293
QUALCOMM, Inc. .............   1,947,042       79,828,722
Tellabs, Inc. (a)...........     608,869        3,318,336
                                           --------------
                                              350,949,284
                                           --------------
COMPUTERS & PERIPHERALS -- 21.3%
Apple, Inc. (a).............   1,050,243      150,709,870
Dell, Inc. (a)..............   2,711,238       54,007,861
EMC Corp. (a)...............   2,554,081       36,625,521
Hewlett-Packard Co. (b).....   2,680,026      122,369,987
International Business
  Machines Corp. ...........   1,331,657      153,326,987
Lexmark International, Inc.
  (Class A) (a)(b)..........     137,232        4,215,767
NetApp, Inc. (a)............     442,856        8,879,263
QLogic Corp. (a)............     218,374        3,352,041
SanDisk Corp. (a)...........     297,589        6,716,584
Sun Microsystems, Inc. (a)..     991,020       15,390,541
Teradata Corp. (a)..........     243,712        5,376,287
                                           --------------
                                              560,970,709
                                           --------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 16.3%
AT&T, Inc. .................   7,212,325      276,232,047
CenturyTel, Inc. ...........     146,636        4,874,181
Citizens Communications
  Co. ......................     456,296        4,786,545
Embarq Corp. ...............     200,068        8,022,727
Qwest Communications
  International, Inc. (b)...   1,952,929        8,846,768
Verizon Communications,
  Inc. .....................   3,256,770      118,709,267
Windstream Corp. ...........     604,695        7,226,105
                                           --------------
                                              428,697,640
                                           --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.6%
Agilent Technologies, Inc.
  (a).......................     457,360       13,643,049
Jabil Circuit, Inc. ........     300,971        2,847,186
Molex, Inc. (b).............     196,745        4,556,614
Tyco Electronics, Ltd. .....     604,082       20,732,094
                                           --------------
                                               41,778,943
                                           --------------
INTERNET SOFTWARE & SERVICES -- 8.6%
Akamai Technologies, Inc.
  (a)(b)....................     222,603        6,268,500
eBay, Inc. (a)..............   1,356,651       40,482,466
Google, Inc. (Class A) (a)..     277,125      122,065,249
VeriSign, Inc. (a)(b).......     276,323        9,184,977
Yahoo!, Inc. (a)............   1,632,624       47,231,812
                                           --------------
                                              225,233,004
                                           --------------
IT SERVICES -- 4.9%
Affiliated Computer
  Services, Inc. (Class A)
  (a).......................     132,204        6,624,742
Automatic Data Processing,
  Inc. .....................     642,842       27,250,072
Cognizant Technology
  Solutions Corp. (Class A)
  (a).......................     366,666       10,570,981
Computer Sciences Corp.
  (a)(b)....................     211,068        8,609,464
Convergys Corp. (a).........     202,358        3,047,511
Electronic Data Systems
  Corp. ....................     647,421       10,779,560
Fidelity National
  Information Services,
  Inc. .....................     224,135        8,548,509
Fiserv, Inc. (a)............     211,464       10,169,304
Paychex, Inc. ..............     408,615       13,999,150
Total System Services,
  Inc. .....................     237,535        5,620,078
Unisys Corp. (a)............     586,526        2,598,310
Western Union Co. ..........     929,536       19,771,231
                                           --------------
                                              127,588,912
                                           --------------
OFFICE ELECTRONICS -- 0.6%
Xerox Corp. ................   1,143,701       17,121,204
                                           --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 13.3%
Advanced Micro Devices, Inc.
  (a)(b)....................     831,272        4,896,192
Altera Corp. ...............     406,229        7,486,800
Analog Devices, Inc. .......     376,579       11,116,612
Applied Materials, Inc. ....   1,662,648       32,438,262
Broadcom Corp. (Class A)
  (a).......................     587,263       11,316,558
Intel Corp. ................   6,915,410      146,468,384
KLA-Tencor Corp. (b)........     232,188        8,614,175
Linear Technology Corp.
  (b).......................     288,621        8,857,778
LSI Logic Corp. (a)(b)......     933,242        4,619,548
MEMC Electronic Materials,
  Inc. (a)..................     281,831       19,981,818
Microchip Technology, Inc.
  (b).......................     248,315        8,127,350
Micron Technology, Inc.
  (a)(b)....................   1,019,839        6,088,439
National Semiconductor
  Corp. ....................     305,311        5,593,298
Novellus Systems, Inc. (a)..     148,316        3,122,052
NVIDIA Corp. (a)............     686,820       13,592,168
Teradyne, Inc. (a)..........     287,657        3,572,700
Texas Instruments, Inc. ....   1,608,327       45,467,404
Xilinx, Inc. ...............     378,373        8,986,359
                                           --------------
                                              350,345,897
                                           --------------
SOFTWARE -- 18.3%
Adobe Systems, Inc. (a).....     697,908       24,838,546
Autodesk, Inc. (a)..........     292,266        9,200,534
BMC Software, Inc. (a)......     253,103        8,230,909
CA, Inc. ...................     498,238       11,210,355
Citrix Systems, Inc. (a)....     242,542        7,113,757
Compuware Corp. (a).........     414,666        3,043,648
Electronic Arts, Inc. (a)...     392,568       19,596,994
Intuit, Inc. (a)............     417,169       11,267,735
Microsoft Corp. ............   9,564,299      271,434,806
Novell, Inc. (a)............     540,974        3,402,726
Oracle Corp. (a)............   4,762,573       93,155,928
Symantec Corp. (a)..........   1,060,250       17,621,355
                                           --------------
                                              480,117,293
                                           --------------


See accompanying notes to financial statements.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION            SHARES          VALUE
--------------------            ------          -----
WIRELESS TELECOMMUNICATION SERVICES -- 1.6%
American Tower Corp. (Class
  A) (a)....................     503,065   $   19,725,178
Sprint Nextel Corp. ........   3,465,091       23,181,459
                                           --------------
                                               42,906,637
                                           --------------
TOTAL COMMON STOCKS --
  (Cost $3,110,310,120).....                2,625,709,523
                                           --------------
SHORT TERM INVESTMENTS -- 1.4%
MONEY MARKET FUND -- 1.4%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)..........  34,071,988       34,071,988
STIC Prime Portfolio........   2,471,046        2,471,046
Federated Prime Obligations
  Fund......................       3,090            3,090
                                           --------------

TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $36,546,124)........               $   36,546,124
                                           --------------
TOTAL INVESTMENTS -- 101.3%
  (Cost $3,146,856,244).....                2,662,255,647
OTHER ASSETS AND LIABILITIES
  -- (1.3)%.................                  (35,046,805)
                                           --------------
NET ASSETS -- 100.0%........               $2,627,208,842
                                           ==============




   (a) Non-income producing security
   (b) Security, or portion thereof, was on loan at March 31, 2008.
   (c) Affiliated fund managed by SSgA Funds Management, Inc.
   (d) Investments of cash collateral for securities loaned.




See accompanying notes to financial statements.

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION            SHARES          VALUE
--------------------            ------          -----
COMMON STOCKS -- 99.8%
ELECTRIC UTILITIES -- 59.7%
Allegheny Energy, Inc. (b)..     987,080   $   49,847,540
American Electric Power Co.,
  Inc. .....................   2,357,897       98,159,252
Duke Energy Corp. (b).......   7,417,043      132,394,218
Edison International........   1,918,658       94,052,615
Entergy Corp. ..............   1,122,686      122,462,589
Exelon Corp. ...............   3,883,431      315,606,437
FirstEnergy Corp. ..........   1,790,261      122,847,710
FPL Group, Inc. ............   2,392,565      150,109,528
Pepco Holdings, Inc. .......   1,191,338       29,449,875
Pinnacle West Capital Corp.
  (b).......................     597,265       20,952,056
PPL Corp. ..................   2,198,280      100,945,018
Progress Energy, Inc. ......   1,533,604       63,951,287
Southern Co. (b)............   4,491,071      159,927,038
                                           --------------
                                            1,460,705,163
                                           --------------
GAS UTILITIES -- 2.7%
Nicor, Inc. (b).............     272,543        9,132,916
Questar Corp. ..............   1,019,230       57,647,649
                                           --------------
                                               66,780,565
                                           --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 7.4%
AES Corp. (a)...............   3,946,154       65,782,388
Constellation Energy Group,
  Inc. .....................   1,047,882       92,496,544
Dynegy, Inc. (Class A)
  (a)(b)....................   2,944,062       23,228,649
                                           --------------
                                              181,507,581
                                           --------------
MULTI-UTILITIES -- 30.0%
Ameren Corp. (b)............   1,231,649       54,241,822
CenterPoint Energy, Inc. ...   1,940,035       27,684,300
CMS Energy Corp. (b)........   1,340,545       18,150,979
Consolidated Edison, Inc.
  (b).......................   1,604,571       63,701,469
Dominion Resources, Inc. ...   3,376,123      137,880,863
DTE Energy Co. .............     965,075       37,531,767
Integrys Energy Group,
  Inc. .....................     454,260       21,186,686
NiSource, Inc. (b)..........   1,624,420       28,005,001
PG&E Corp. .................   2,096,165       77,180,795
Public Service Enterprise
  Group, Inc. ..............   2,841,822      114,212,826
Sempra Energy...............   1,539,622       82,031,060
TECO Energy, Inc. (b).......   1,254,992       20,017,122
Xcel Energy, Inc. ..........   2,532,906       50,531,475
                                           --------------
                                              732,356,165
                                           --------------
TOTAL COMMON STOCKS --
  (Cost $2,665,819,649).....                2,441,349,474
                                           --------------
SHORT TERM INVESTMENTS -- 2.1%
MONEY MARKET FUND -- 2.1%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)..........  36,092,076       36,092,076
STIC Prime Portfolio........  14,626,586       14,626,586
                                           --------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $50,718,662)........                   50,718,662
                                           --------------
TOTAL INVESTMENTS -- 101.9%
  (Cost $2,716,538,311).....                2,492,068,136
OTHER ASSETS AND LIABILITIES
  -- (1.9)%.................                  (45,308,843)
                                           --------------
NET ASSETS -- 100.0%........               $2,446,759,293
                                           ==============




   (a) Non-income producing security
   (b) Security, or portion thereof, was on loan at March 31, 2008.
   (c) Affiliated fund managed by SSgA Funds Management, Inc.
   (d) Investments of cash collateral for securities loaned.




See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------


                                                    THE CONSUMER     THE CONSUMER
                                                    DISCRETIONARY   STAPLES SELECT     THE ENERGY      THE FINANCIAL
                                                    SELECT SECTOR     SECTOR SPDR     SELECT SECTOR    SELECT SECTOR
                                                      SPDR FUND          FUND           SPDR FUND        SPDR FUND
                                                   --------------   --------------   --------------   ---------------
ASSETS
  Investments in unaffiliated issuers, at value*
     (Note 2)...................................   $  916,679,043   $2,475,065,652   $4,665,749,578   $ 6,644,548,316
  Investments in affiliated issuers, at value
     (Note 2 and Note 3)........................       42,336,761       41,617,310       10,471,376       337,345,210
                                                   --------------   --------------   --------------   ---------------
  Total investments.............................      959,015,804    2,516,682,962    4,676,220,954     6,981,893,526
  Receivable for investments sold...............          542,848               --               --        38,467,586
  Receivable for income related to Select Sector
     SPDRS in-kind transactions.................           74,573               --            3,317           662,251
  Dividends receivable -- unaffiliated issuers
     (Note 2)...................................        1,192,848        7,018,431        2,091,930        11,041,405
  Dividends receivable -- affiliated issuers
     (Note 2)...................................               --               --               --           328,469
  Prepaid expenses..............................            7,724           21,101           52,924            45,166
                                                   --------------   --------------   --------------   ---------------
          TOTAL ASSETS..........................      960,833,797    2,523,722,494    4,678,369,125     7,032,438,403
                                                   --------------   --------------   --------------   ---------------
LIABILITIES
  Payable upon return of securities loaned......       42,336,761       41,617,310       10,471,376       231,655,534
  Income dividends payable (Note 2).............          812,286       12,281,124       10,356,433        66,154,127
  Payable for investments purchased.............          996,017               --               --        32,717,981
  Payable for income related to Select Sector
     SPDRS in-kind transactions.................               --            3,797               --                --
  Accrued distribution fees (Note 3)............          131,132          256,270          507,003           578,210
  Accrued advisory fees (Note 3)................           33,417           94,736          199,897           284,093
  Accrued administration, custodian and transfer
     agent fees (Note 3)........................           63,667          132,957          244,319           323,717
  Accrued trustees fees (Note 3)................              861            2,250            5,625             4,926
  Accrued expenses and other liabilities........          101,193          365,886          820,124         1,055,984
                                                   --------------   --------------   --------------   ---------------
          TOTAL LIABILITIES.....................       44,475,334       54,754,330       22,604,777       332,774,572
                                                   --------------   --------------   --------------   ---------------
          NET ASSETS............................   $  916,358,463   $2,468,968,164   $4,655,764,348   $ 6,699,663,831
                                                   ==============   ==============   ==============   ===============
NET ASSETS REPRESENTED BY:
  Paid in surplus (Note 4)......................   $1,159,662,572   $2,632,561,108   $5,246,123,534   $ 8,381,410,995
  Undistributed (distributions in excess of) net
     investment income..........................        2,048,072         (361,222)       4,039,869       (41,260,929)
  Accumulated net realized gain (loss) on
     investments................................      (48,446,877)    (115,886,125)    (215,261,831)     (250,135,507)
  Net unrealized appreciation (depreciation) on
     investments................................     (196,905,304)     (47,345,597)    (379,137,224)   (1,390,350,728)
                                                   --------------   --------------   --------------   ---------------
          NET ASSETS............................   $  916,358,463   $2,468,968,164   $4,655,764,348   $ 6,699,663,831
                                                   ==============   ==============   ==============   ===============
NET ASSET VALUE PER SELECT SECTOR SPDR:
  Net asset value per Select Sector SPDR share..   $        30.85   $        27.91   $        74.06   $         24.85
                                                   ==============   ==============   ==============   ===============
  Shares outstanding (unlimited amount
     authorized, $0.01 par value)...............       29,701,923       88,460,384       62,864,708       269,577,404
                                                   ==============   ==============   ==============   ===============
COST OF INVESTMENTS:
  Unaffiliated issuers..........................   $1,113,584,347   $2,522,411,249   $5,044,886,802   $ 8,029,993,935
  Affiliated issuers............................       42,336,761       41,617,310       10,471,376       342,250,319
                                                   --------------   --------------   --------------   ---------------
  Total cost of investments.....................   $1,155,921,108   $2,564,028,559   $5,055,358,178   $ 8,372,244,254
                                                   --------------   --------------   --------------   ---------------




* Includes $41,188,942, $40,683,593, $10,224,594, $225,864,851, $14,479,867,
  $32,492,991, $115,049,498, $33,012,237, $35,027,874 respectively, of investments in securities on loan, at value.


See accompanying notes to financial statements.

--------------------------------------------------------------------------------


   THE HEALTH
  CARE SELECT     THE INDUSTRIAL    THE MATERIALS   THE TECHNOLOGY    THE UTILITIES
  SECTOR SPDR      SELECT SECTOR    SELECT SECTOR    SELECT SECTOR    SELECT SECTOR
      FUND           SPDR FUND        SPDR FUND        SPDR FUND        SPDR FUND
  -----------     --------------   --------------   --------------   --------------

 $2,296,444,166   $1,622,178,092   $1,581,013,315   $2,628,183,659   $2,455,976,060
     14,894,297       33,191,542      117,655,420       34,071,988       36,092,076
 --------------   --------------   --------------   --------------   --------------
  2,311,338,463    1,655,369,634    1,698,668,735    2,662,255,647    2,492,068,136
            --                --       11,920,722               --        5,727,543

             --           13,966          102,639               --          163,709
      1,971,451        2,970,085        2,642,646          772,219        3,567,654
             --               --               --               --               --
         24,737           16,929           14,903           27,947           25,449
 --------------   --------------   --------------   --------------   --------------
  2,313,334,651    1,658,370,614    1,713,349,645    2,663,055,813    2,501,552,491
 --------------   --------------   --------------   --------------   --------------

     14,894,297       33,191,542      117,655,420       34,071,988       36,092,076
      9,719,485        5,579,171        3,159,386          591,273       12,248,809
            --                --       11,875,476            2,641        5,606,016
            881               --               --               --               --
        251,667          154,944          194,773          593,228          269,071
         94,145           56,161           55,127           96,389           82,020
        139,084           95,563           96,227          135,931          128,587
          2,609            1,766            1,571            2,923            3,101
        299,028          219,664          222,560          352,598          363,518
 --------------   --------------   --------------   --------------   --------------
     25,401,196       39,298,811      133,260,540       35,846,971       54,793,198
 --------------   --------------   --------------   --------------   --------------
 $2,287,933,455   $1,619,071,803   $1,580,089,105   $2,627,208,842   $2,446,759,293
 ==============   ==============   ==============   ==============   ==============

 $2,774,916,600   $1,840,417,647   $1,734,565,067   $4,008,953,544   $2,703,428,396
      1,396,147        2,147,677       11,398,942        6,462,875       17,710,446
    (53,075,412)     (65,557,376)     (40,955,248)    (903,606,980)     (49,909,374)
   (435,303,880)    (157,936,145)    (124,919,656)    (484,600,597)    (224,470,175)
 --------------   --------------   --------------   --------------   --------------
 $2,287,933,455   $1,619,071,803   $1,580,089,105   $2,627,208,842   $2,446,759,293
 ==============   ==============   ==============   ==============   ==============

 $        31.00   $        37.12   $        40.29   $        22.58   $        38.05
 ==============   ==============   ==============   ==============   ==============
     73,808,840       43,615,525       39,219,441      116,354,209       64,300,225
 ==============   ==============   ==============   ==============   ==============

 $2,731,748,046   $1,780,114,237   $1,705,932,971   $3,112,784,256   $2,680,446,235
     14,894,297       33,191,542      117,655,420       34,071,988       36,092,076
 --------------   --------------   --------------   --------------   --------------
 $2,746,642,343   $1,813,305,779   $1,823,588,391   $3,146,856,244   $2,716,538,311
 --------------   --------------   --------------   --------------   --------------


THE SELECT SECTOR SPDR TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------


                                                  THE CONSUMER   THE CONSUMER
                                                 DISCRETIONARY  STAPLES SELECT    THE ENERGY    THE FINANCIAL
                                                 SELECT SECTOR    SECTOR SPDR   SELECT SECTOR   SELECT SECTOR
                                                   SPDR FUND         FUND         SPDR FUND       SPDR FUND
                                                 -------------  --------------  -------------  ---------------
INVESTMENT INCOME
  Dividend income -- unaffiliated issuers (Note
     2)........................................  $   6,899,345   $  24,953,624  $  31,527,355  $    82,049,651
  Dividend income -- affiliated issuers (Note
     2)........................................             --              --             --          534,319
  Securities lending income (Notes 3 and 7)....        170,063         100,522        113,096          429,236
                                                 -------------   -------------  -------------  ---------------
  TOTAL INVESTMENT INCOME......................      7,069,408      25,054,146     31,640,451       83,013,206
                                                 -------------   -------------  -------------  ---------------
EXPENSES
  Distribution fees (Note 3)...................        268,651         742,194      1,802,688        1,717,017
  License fees (Note 3)........................        230,272         636,166      1,545,161        1,471,729
  Advisory fees (Note 3).......................        176,263         487,109      1,181,512        1,128,562
  Administrator, custodian and transfer agent
     fees (Note 3).............................        137,883         364,406        904,884          837,317
  Printing and postage expenses................         31,429          92,758        198,103          204,420
  Professional fees............................          7,252          17,450         45,494           59,314
  Trustee fees (Note 3)........................          4,636          12,456         31,231           24,293
  SEC registration expenses....................          4,223          11,539         28,407           33,281
  Insurance expenses...........................          5,049          10,901         28,425           17,671
  Miscellaneous expenses.......................          4,258          12,882         33,031           32,676
                                                 -------------   -------------  -------------  ---------------
  TOTAL EXPENSES BEFORE WAIVERS................        869,916       2,387,861      5,798,936        5,526,280
                                                 -------------   -------------  -------------  ---------------
  Expenses waived by administrator, custodian
     and transfer agent (Note 3)...............           (451)         (1,301)        (3,502)          (3,559)
                                                 -------------   -------------  -------------  ---------------
  NET EXPENSES.................................        869,465       2,386,560      5,795,434        5,522,721
                                                 -------------   -------------  -------------  ---------------
  NET INVESTMENT INCOME........................      6,199,943      22,667,586     25,845,017       77,490,485
                                                 -------------   -------------  -------------  ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
  Net realized gain (loss) on:
     Investment transactions -- unaffiliated
       issuers.................................    (17,458,781)    123,937,078    256,816,476     (168,015,701)
     Investment transactions -- affiliated
       issuers.................................             --              --             --        6,528,251
  Net change in unrealized appreciation
     (depreciation) on:
     Investment transactions -- unaffiliated
       issuers.................................   (119,255,193)   (139,086,630)  (493,841,599)  (1,182,788,486)
     Investment transactions -- affiliated
       issuers.................................             --              --             --       (4,245,408)
                                                 -------------   -------------  -------------  ---------------
          NET REALIZED AND UNREALIZED GAIN
            (LOSS) ON INVESTMENTS..............   (136,713,974)    (15,149,552)  (237,025,123)  (1,348,521,344)
                                                 -------------   -------------  -------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS..............................  $(130,514,031)  $   7,518,034  $(211,180,106) $(1,271,030,859)
                                                 =============   =============  =============  ===============





See accompanying notes to financial statements.

--------------------------------------------------------------------------------


  THE HEALTH
 CARE SELECT   THE INDUSTRIAL  THE MATERIALS  THE TECHNOLOGY  THE UTILITIES
 SECTOR SPDR    SELECT SECTOR  SELECT SECTOR   SELECT SECTOR  SELECT SECTOR
     FUND         SPDR FUND      SPDR FUND       SPDR FUND      SPDR FUND
 -----------   --------------  -------------  --------------  -------------

$  21,531,134   $  15,978,702  $  19,677,463   $  16,381,466  $  35,965,145
           --              --             --              --             --
       73,067          73,155         90,238          94,195         90,205
-------------   -------------  -------------   -------------  -------------
   21,604,201      16,051,857     19,767,701      16,475,661     36,055,350
-------------   -------------  -------------   -------------  -------------

      841,291         556,880        503,191         928,457        836,611
      721,107         477,325        431,307         795,820        717,095
      551,704         364,831        329,939         608,289        548,021
      415,484         285,417        257,099         468,971        429,738
       98,514          63,727         56,281         102,690        102,772
       20,985          14,105         12,317          23,291         29,614
       14,540          10,796          9,254          17,134         15,802
       13,485           9,877          3,379          15,754         12,808
       13,550           8,197          6,981          14,307         19,672
       15,377          10,957          9,333          17,793         18,395
-------------   -------------  -------------   -------------  -------------
    2,706,037       1,802,112      1,619,081       2,992,506      2,730,528
-------------   -------------  -------------   -------------  -------------

       (1,483)           (850)          (839)         (1,568)        (1,523)
-------------   -------------  -------------   -------------  -------------
    2,704,554       1,801,262      1,618,242       2,990,938      2,729,005
-------------   -------------  -------------   -------------  -------------
   18,899,647      14,250,595     18,149,459      13,484,723     33,326,345
-------------   -------------  -------------   -------------  -------------



   65,064,096      34,366,904    (36,337,736)     71,342,713     11,339,935
           --              --             --              --             --

 (388,294,521)   (203,849,360)   (99,178,339)   (560,368,044)  (137,940,813)
           --              --             --              --             --
-------------   -------------  -------------   -------------  -------------

 (323,230,425)   (169,482,456)  (135,516,075)   (489,025,331)  (126,600,878)
-------------   -------------  -------------   -------------  -------------

$(304,330,778)  $(155,231,861) $(117,366,616)  $(475,540,608) $ (93,274,533)
=============   =============  =============   =============  =============


THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                               THE CONSUMER DISCRETIONARY       THE CONSUMER STAPLES SELECT
                                                 SELECT SECTOR SPDR FUND             SECTOR SPDR FUND
                                             ------------------------------  --------------------------------
                                             SIX MONTHS ENDED                SIX MONTHS ENDED
                                                03/31/2008      YEAR ENDED      03/31/2008       YEAR ENDED
                                                (UNAUDITED)     09/30/2007      (UNAUDITED)      09/30/2007
                                             ----------------  ------------  ----------------  --------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income (loss).............    $   6,199,943   $  6,604,104   $   22,667,586   $   35,761,683
  Net realized gain (loss) on investment
     transactions..........................      (17,458,781)    70,243,929      123,937,078      117,433,883
  Net change in unrealized appreciation
     (depreciation) on investments.........     (119,255,193)   (43,063,821)    (139,086,630)      49,751,286
                                               -------------   ------------   --------------   --------------
  NET INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS.......................     (130,514,031)    33,784,212        7,518,034      202,946,852
                                               -------------   ------------   --------------   --------------
NET EQUALIZATION CREDITS AND CHARGES.......         (912,236)      (584,070)         767,125         (526,243)
                                               -------------   ------------   --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income....................       (5,015,943)    (5,978,152)     (23,544,032)     (35,246,459)
                                               -------------   ------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  SPDRS TRANSACTIONS (NOTE 4)..............      323,459,638    272,138,637      393,721,945      443,289,660
                                               -------------   ------------   --------------   --------------
  Net increase (decrease) in net assets
     during period.........................      187,017,428    299,360,627      378,463,072      610,463,810
  Net assets at beginning of period........      729,341,035    429,980,408    2,090,505,092    1,480,041,282
                                               -------------   ------------   --------------   --------------
NET ASSETS END OF PERIOD (1)...............    $ 916,358,463   $729,341,035   $2,468,968,164   $2,090,505,092
                                               =============   ============   ==============   ==============
(1) Including undistributed (distribution
    in excess of) net investment income....    $   2,048,072   $    864,072   $     (361,222)  $      515,224
                                               =============   ============   ==============   ==============





See accompanying notes to financial statements.

--------------------------------------------------------------------------------



        THE ENERGY SELECT               THE FINANCIAL SELECT             THE HEALTH CARE SELECT
        SECTOR SPDR FUND                  SECTOR SPDR FUND                  SECTOR SPDR FUND
--------------------------------  --------------------------------  --------------------------------
SIX MONTHS ENDED                  SIX MONTHS ENDED                  SIX MONTHS ENDED
   03/31/2008       YEAR ENDED       03/31/2008       YEAR ENDED       03/31/2008       YEAR ENDED
   (UNAUDITED)      09/30/2007       (UNAUDITED)      09/30/2007       (UNAUDITED)      09/30/2007
----------------  --------------  ----------------  --------------  ----------------  --------------


 $   25,845,017   $   51,532,207   $    77,490,485  $   59,029,042   $   18,899,647   $   32,310,847
    256,816,476    1,011,206,127      (161,487,450)    153,463,513       65,064,096      157,489,566
   (493,841,599)     451,090,465    (1,187,033,894)   (188,509,286)    (388,294,521)     (38,435,179)
 --------------   --------------   ---------------  --------------   --------------   --------------
   (211,180,106)   1,513,828,799    (1,271,030,859)     23,983,269     (304,330,778)     151,365,234
 --------------   --------------   ---------------  --------------   --------------   --------------
     (3,890,851)         345,942        31,784,245      15,512,112          327,071       (1,480,632)
 --------------   --------------   ---------------  --------------   --------------   --------------

    (22,098,322)     (51,239,033)     (105,867,421)    (76,334,644)     (19,118,054)     (30,696,293)
 --------------   --------------   ---------------  --------------   --------------   --------------

     10,389,718     (594,845,064)    5,212,821,615     916,311,893      535,692,342        7,427,256
 --------------   --------------   ---------------  --------------   --------------   --------------
   (226,779,561)     868,090,644     3,867,707,580     879,472,630      212,570,581      126,615,565
  4,882,543,909    4,014,453,265     2,831,956,251   1,952,483,621    2,075,362,874    1,948,747,309
 --------------   --------------   ---------------  --------------   --------------   --------------
 $4,655,764,348   $4,882,543,909   $ 6,699,663,831  $2,831,956,251   $2,287,933,455   $2,075,362,874
 ==============   ==============   ===============  ==============   ==============   ==============

 $    4,039,869   $      293,174   $   (41,260,929) $  (12,883,993)  $    1,396,147   $    1,614,554
 ==============   ==============   ===============  ==============   ==============   ==============


THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                  THE INDUSTRIAL SELECT             THE MATERIALS SELECT
                                                    SECTOR SPDR FUND                  SECTOR SPDR FUND
                                            --------------------------------  --------------------------------
                                            SIX MONTHS ENDED                  SIX MONTHS ENDED
                                               03/31/2008       YEAR ENDED       03/31/2008       YEAR ENDED
                                               (UNAUDITED)      09/30/2007       (UNAUDITED)      09/30/2007
                                            ----------------  --------------  ----------------  --------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income (loss)............   $   14,250,595   $   21,957,561   $   18,149,459   $   25,940,745
  Net realized gain (loss) on investment
     transactions.........................       34,366,904      181,023,736      (36,337,736)     239,330,475
  Net change in unrealized appreciation
     (depreciation) on investments........     (203,849,360)      85,526,871      (99,178,339)      48,781,308
                                             --------------   --------------   --------------   --------------
  NET INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS......................     (155,231,861)     288,508,168     (117,366,616)     314,052,528
                                             --------------   --------------   --------------   --------------
NET EQUALIZATION CREDITS AND CHARGES......         (584,331)         (27,559)      (4,600,045)        (991,953)
                                             --------------   --------------   --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income...................      (13,777,678)     (23,043,547)     (13,760,922)     (23,650,235)
                                             --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  SPDRS TRANSACTIONS (NOTE 4).............     (200,481,754)     627,797,960       (9,031,797)     731,962,871
                                             --------------   --------------   --------------   --------------
  Net increase (decrease) in net assets
     during period........................     (370,075,624)     893,235,022     (144,759,380)   1,021,373,211
  Net assets at beginning of period.......    1,989,147,427    1,095,912,405    1,724,848,485      703,475,274
                                             --------------   --------------   --------------   --------------
NET ASSETS END OF PERIOD (1)..............   $1,619,071,803   $1,989,147,427   $1,580,089,105   $1,724,848,485
                                             ==============   ==============   ==============   ==============
(1) Including undistributed (distribution
    in excess of) net investment income...   $    2,147,677   $    1,674,760   $   11,398,942   $    7,010,405
                                             ==============   ==============   ==============   ==============





See accompanying notes to financial statements.

--------------------------------------------------------------------------------


      THE TECHNOLOGY SELECT             THE UTILITIES SELECT
        SECTOR SPDR FUND                  SECTOR SPDR FUND
--------------------------------  --------------------------------
SIX MONTHS ENDED                  SIX MONTHS ENDED
   03/31/2008       YEAR ENDED       03/31/2008       YEAR ENDED
   (UNAUDITED)      09/30/2007       (UNAUDITED)      09/30/2007
----------------  --------------  ----------------  --------------


 $   13,484,723   $   18,202,119   $   33,326,345   $   88,939,511
     71,342,713      115,374,633       11,339,935      531,472,015
   (560,368,044)     324,748,854     (137,940,813)    (122,711,991)
 --------------   --------------   --------------   --------------
   (475,540,608)     458,325,606      (93,274,533)     497,699,535
 --------------   --------------   --------------   --------------
      1,024,028         (349,727)      (4,294,760)     (10,288,606)
 --------------   --------------   --------------   --------------

    (14,601,092)     (17,641,961)     (29,637,677)     (78,869,130)
 --------------   --------------   --------------   --------------

    389,405,283      468,685,135     (160,783,640)    (667,479,951)
 --------------   --------------   --------------   --------------
    (99,712,389)     909,019,053     (287,990,610)    (258,938,152)
  2,726,921,231    1,817,902,178    2,734,749,903    2,993,688,055
 --------------   --------------   --------------   --------------
 $2,627,208,842   $2,726,921,231   $2,446,759,293   $2,734,749,903
 ==============   ==============   ==============   ==============

 $    6,462,875   $    7,579,244   $   17,710,446   $   14,021,778
 ==============   ==============   ==============   ==============


THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------



                                                               THE CONSUMER DISCRETIONARY
                                                                 SELECT SECTOR SPDR FUND
                                      ----------------------------------------------------------------------------
                                       SIX MONTHS
                                         ENDED
                                        03/31/08    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                      (UNAUDITED)    09/30/07     09/30/06     09/30/05     09/30/04     09/30/03
                                      -----------   ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF
  PERIOD............................    $  36.74     $  34.95     $  32.46     $  31.22     $  27.61     $  22.73
                                        --------     --------     --------     --------     --------     --------
Net investment income...............        0.27(1)      0.37         0.32(1)      0.27(1)      0.24         0.18
Net realized and unrealized gain
  (loss) (2)........................       (5.85)        1.80         2.53         1.19         3.59         4.84
                                        --------     --------     --------     --------     --------     --------
Total from investment operations....       (5.58)        2.17         2.85         1.46         3.83         5.02
                                        --------     --------     --------     --------     --------     --------
Net equalization credits and
  charges...........................       (0.04)       (0.03)       (0.05)        0.04        (0.01)        0.02
                                        --------     --------     --------     --------     --------     --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...............       (0.27)       (0.35)       (0.31)       (0.26)       (0.21)       (0.16)
                                        --------     --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD......    $  30.85     $  36.74     $  34.95     $  32.46     $  31.22     $  27.61
                                        ========     ========     ========     ========     ========     ========
TOTAL RETURN (3)....................      (15.30)%       6.07%        8.70%        4.82%       13.83%       22.27%
                                        ========     ========     ========     ========     ========     ========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)............................    $916,358     $729,341     $429,980     $277,558     $254,431     $229,187
Ratio of expenses to average net
  assets............................        0.23%(7)     0.23%        0.24%        0.26%        0.28%        0.28%
Ratio of expenses to average net
  assets before waivers.............        0.23%(7)     0.23%        0.24%        0.26%        0.30%        0.31%
Ratio of net investment income
  (loss) to average net assets......        1.62%(7)     0.93%        0.98%        0.82%        0.69%        0.66%
Portfolio turnover rate (4).........        3.46%        5.65%       12.06%       18.03%        2.61%       28.68%




See accompanying notes to financial highlights on page 56.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------

                                                               THE CONSUMER STAPLES SELECT
                                                                    SECTOR SPDR FUND
                                      ----------------------------------------------------------------------------
                                       SIX MONTHS
                                         ENDED
                                        03/31/08    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                      (UNAUDITED)    09/30/07     09/30/06     09/30/05     09/30/04     09/30/03
                                      -----------   ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF
  PERIOD............................   $    27.94   $    25.34   $    23.28    $  21.66     $  20.30     $  19.83
                                       ----------   ----------   ----------    --------     --------     --------
Net investment income...............         0.30(1)      0.59         0.50(1)     0.42(1)      0.34         0.34
Net realized and unrealized gain
  (loss) (2)........................        (0.05)        2.60         2.04        1.60         1.35         0.50
                                       ----------   ----------   ----------    --------     --------     --------
Total from investment operations....         0.25         3.19         2.54        2.02         1.69         0.84
                                       ----------   ----------   ----------    --------     --------     --------
Net equalization credits and
  charges...........................         0.01        (0.01)        0.02        0.02         0.02         0.00(5)
                                       ----------   ----------   ----------    --------     --------     --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...............        (0.29)       (0.58)       (0.50)      (0.42)       (0.35)       (0.37)
                                       ----------   ----------   ----------    --------     --------     --------
NET ASSET VALUE, END OF PERIOD......   $    27.91   $    27.94   $    25.34    $  23.28     $  21.66     $  20.30
                                       ==========   ==========   ==========    ========     ========     ========
TOTAL RETURN (3)....................         0.92%       12.69%       11.13%       9.44%        8.38%        4.31%
                                       ==========   ==========   ==========    ========     ========     ========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)............................   $2,468,968   $2,090,505   $1,480,041    $857,861     $617,237     $276,106
Ratio of expenses to average net
  assets............................         0.23%(7)     0.23%        0.24%       0.26%        0.27%        0.27%
Ratio of expenses to average net
  assets before waivers.............         0.23%(7)     0.23%        0.24%       0.26%        0.30%        0.30%
Ratio of net investment income
  (loss) to average net assets......         2.14%(7)     2.18%        2.10%       1.84%        1.62%        1.87%
Portfolio turnover rate (4).........         0.75%        5.76%        7.55%      24.17%        2.84%       37.16%




See accompanying notes to financial highlights on page 56.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------

                                                                   THE ENERGY SELECT
                                                                   SECTOR SPDR FUND
                                    ------------------------------------------------------------------------------
                                     SIX MONTHS
                                       ENDED
                                      03/31/08      YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                    (UNAUDITED)      09/30/07     09/30/06     09/30/05     09/30/04     09/30/03
                                    -----------     ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF
  PERIOD..........................   $    74.99     $    53.48   $    53.65   $    35.00   $    23.99    $  21.14
                                     ----------     ----------   ----------   ----------   ----------    --------
Net investment income.............         0.37(1)        0.78         0.64         0.58(1)      0.51(1)     0.50
Net realized and unrealized gain
  (loss) (2)......................        (0.84)         21.49        (0.14)       18.67        10.98        2.83
                                     ----------     ----------   ----------   ----------   ----------    --------
Total from investment operations..        (0.47)         22.27         0.50        19.25        11.49        3.33
                                     ----------     ----------   ----------   ----------   ----------    --------
Net equalization credits and
  charges.........................        (0.06)          0.01         0.00(5)     (0.04)        0.03       (0.01)
                                     ----------     ----------   ----------   ----------   ----------    --------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
Net investment income.............        (0.40)         (0.77)       (0.67)       (0.56)       (0.51)      (0.47)
                                     ----------     ----------   ----------   ----------   ----------    --------
NET ASSET VALUE, END OF PERIOD....   $    74.06     $    74.99   $    53.48   $    53.65   $    35.00    $  23.99
                                     ==========     ==========   ==========   ==========   ==========    ========
TOTAL RETURN (3)..................        (0.73)%        41.87%        0.87%       55.29%       48.27%      15.87%
                                     ==========     ==========   ==========   ==========   ==========    ========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)..........................   $4,655,764     $4,882,544   $4,014,453   $3,431,320   $1,463,233    $395,863
Ratio of expenses to average net
  assets..........................         0.23%(7)       0.23%        0.24%        0.25%        0.27%       0.28%
Ratio of expenses to average net
  assets before waivers...........         0.23%(7)       0.23%        0.24%        0.26%        0.30%       0.31%
Ratio of net investment income
  (loss) to average net assets....         1.00%(7)       1.19%        1.18%        1.36%        1.70%       2.06%
Portfolio turnover rate (4).......         3.59%          7.00%       18.00%       10.32%        9.70%       6.72%




See accompanying notes to financial highlights on page 56.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------

                                                                  THE FINANCIAL SELECT
                                                                    SECTOR SPDR FUND
                                     -----------------------------------------------------------------------------
                                      SIX MONTHS
                                        ENDED
                                       03/31/08     YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                     (UNAUDITED)     09/30/07     09/30/06     09/30/05     09/30/04     09/30/03
                                     -----------    ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF
  PERIOD...........................   $    34.28    $    34.64   $    29.50   $    28.51    $  25.41     $  20.66
                                      ----------    ----------   ----------   ----------    --------     --------
Net investment income..............         0.44(1)       0.84(1)      0.77         0.67(1)     0.58         0.49(1)
Net realized and unrealized gain
  (loss) (2).......................        (9.59)        (0.53)        5.22         1.07        3.10         4.75
                                      ----------    ----------   ----------   ----------    --------     --------
Total from investment operations...        (9.15)         0.31         5.99         1.74        3.68         5.24
                                      ----------    ----------   ----------   ----------    --------     --------
Net equalization credits and
  charges..........................         0.18          0.22        (0.08)       (0.06)       0.02         0.00(5)
                                      ----------    ----------   ----------   ----------    --------     --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..............        (0.46)        (0.89)       (0.77)       (0.69)      (0.60)       (0.49)
                                      ----------    ----------   ----------   ----------    --------     --------
NET ASSET VALUE, END OF PERIOD.....   $    24.85    $    34.28   $    34.64   $    29.50    $  28.51     $  25.41
                                      ==========    ==========   ==========   ==========    ========     ========
TOTAL RETURN (3)...................       (26.27)%        1.41%       20.16%        5.88%      14.62%       25.45%
                                      ==========    ==========   ==========   ==========    ========     ========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)...........................   $6,699,664    $2,831,956   $1,952,484   $1,569,450    $995,236     $785,161
Ratio of expenses to average net
  assets...........................         0.23%(7)      0.23%        0.24%        0.26%       0.26%        0.28%
Ratio of expenses to average net
  assets before waivers............         0.23%(7)      0.23%        0.24%        0.26%       0.30%        0.32%
Ratio of net investment income
  (loss) to average net assets.....         3.16%(7)      2.35%        2.42%        2.30%       2.14%        2.09%
Portfolio turnover rate (4)........        10.31%        14.57%       10.93%        9.34%       8.67%        5.90%




See accompanying notes to financial highlights on page 56.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------

                                                                 THE HEALTH CARE SELECT
                                                                    SECTOR SPDR FUND
                                    -------------------------------------------------------------------------------
                                     SIX MONTHS
                                       ENDED
                                      03/31/08     YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED
                                    (UNAUDITED)     09/30/07     09/30/06      09/30/05      09/30/04     09/30/03
                                    -----------    ----------   ----------    ----------    ----------   ----------
NET ASSET VALUE, BEGINNING OF
  PERIOD..........................   $    35.41    $    33.17   $    31.37    $    28.80     $  27.86     $  25.36
                                     ----------    ----------   ----------    ----------     --------     --------
Net investment income.............         0.27(1)       0.56(1)      0.44(1)       0.37(1)      0.36         0.32
Net realized and unrealized gain
  (loss) (2)......................        (4.41)         2.27         1.81          2.57         0.90         2.49
                                     ----------    ----------   ----------    ----------     --------     --------
Total from investment operations..        (4.14)         2.83         2.25          2.94         1.26         2.81
                                     ----------    ----------   ----------    ----------     --------     --------
Net equalization credits and
  charges.........................         0.00(5)      (0.03)       (0.02)         0.02         0.03         0.03
                                     ----------    ----------   ----------    ----------     --------     --------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
Net investment income.............        (0.27)        (0.56)       (0.43)        (0.39)       (0.35)       (0.34)
                                     ----------    ----------   ----------    ----------     --------     --------
NET ASSET VALUE, END OF PERIOD....   $    31.00    $    35.41   $    33.17    $    31.37     $  28.80     $  27.86
                                     ==========    ==========   ==========    ==========     ========     ========
TOTAL RETURN (3)..................       (11.75)%        8.49%        7.17%        10.32%        4.57%       11.22%
                                     ==========    ==========   ==========    ==========     ========     ========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)..........................   $2,287,933    $2,075,363   $1,948,747    $1,617,139     $809,168     $316,268
Ratio of expenses to average net
  assets..........................         0.23%(7)      0.23%        0.24%         0.25%        0.27%        0.28%
Ratio of expenses to average net
  assets before waivers...........         0.23%(7)      0.23%        0.24%         0.26%        0.30%        0.31%
Ratio of net investment income
  (loss) to average net assets....         1.57%(7)      1.64%        1.40%         1.20%        1.20%        1.21%
Portfolio turnover rate (4).......         1.56%        10.15%        3.81%         3.48%        7.15%        6.00%




See accompanying notes to financial highlights on page 56.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------

                                                                 THE INDUSTRIAL SELECT
                                                                    SECTOR SPDR FUND
                                     -----------------------------------------------------------------------------
                                      SIX MONTHS
                                        ENDED
                                       03/31/08     YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                     (UNAUDITED)     09/30/07     09/30/06     09/30/05     09/30/04     09/30/03
                                     -----------    ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF
  PERIOD...........................   $    40.92    $    33.35   $    30.14    $  28.36     $  23.26     $  19.50
                                      ----------    ----------   ----------    --------     --------     --------
Net investment income..............         0.34(1)       0.63(1)      0.56        0.46(1)      0.38(1)      0.35(1)
Net realized and unrealized gain
  (loss) (2).......................        (3.78)         7.60         3.23        1.79         5.12         3.70
                                      ----------    ----------   ----------    --------     --------     --------
Total from investment operations...        (3.44)         8.23         3.79        2.25         5.50         4.05
                                      ----------    ----------   ----------    --------     --------     --------
Net equalization credits and
  charges..........................        (0.01)         0.00(5)     (0.04)      (0.01)       (0.02)        0.04
                                      ----------    ----------   ----------    --------     --------     --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..............        (0.35)        (0.66)       (0.54)      (0.46)       (0.38)       (0.33)
                                      ----------    ----------   ----------    --------     --------     --------
NET ASSET VALUE, END OF PERIOD.....   $    37.12    $    40.92   $    33.35    $  30.14     $  28.36     $  23.26
                                      ==========    ==========   ==========    ========     ========     ========
TOTAL RETURN (3)...................        (8.46)%       24.88%       12.51%       7.87%       23.64%       21.07%
                                      ==========    ==========   ==========    ========     ========     ========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)...........................   $1,619,072    $1,989,147   $1,095,912    $717,293     $580,057     $580,292
Ratio of expenses to average net
  assets...........................         0.23%(7)      0.23%        0.24%       0.25%        0.28%        0.27%
Ratio of expenses to average net
  assets before waivers............         0.23%(7)      0.23%        0.24%       0.26%        0.30%        0.30%
Ratio of net investment income
  (loss) to average net assets.....         1.79%(7)      1.69%        1.67%       1.54%        1.44%        1.59%
Portfolio turnover rate (4)........         2.75%         7.12%        3.01%       6.20%        2.98%       14.85%




See accompanying notes to financial highlights on page 56.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------

                                                                  THE MATERIALS SELECT
                                                                    SECTOR SPDR FUND
                                     -----------------------------------------------------------------------------
                                      SIX MONTHS
                                        ENDED
                                       03/31/08     YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                     (UNAUDITED)     09/30/07     09/30/06     09/30/05     09/30/04     09/30/03
                                     -----------    ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF
  PERIOD...........................   $    42.15    $    31.67    $  27.47     $  27.54     $  21.86      $ 17.74
                                      ----------    ----------    --------     --------     --------      -------
Net investment income..............         0.52(1)       0.85(1)     0.80(1)      0.58(1)      0.50(1)      0.44
Net realized and unrealized gain
  (loss) (2).......................        (1.74)        10.46        4.30        (0.06)        5.70         4.10
                                      ----------    ----------    --------     --------     --------      -------
Total from investment operations...        (1.22)        11.31        5.10         0.52         6.20         4.54
                                      ----------    ----------    --------     --------     --------      -------
Net equalization credits and
  charges..........................        (0.13)        (0.03)      (0.12)       (0.02)       (0.03)        0.05
                                      ----------    ----------    --------     --------     --------      -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..............        (0.51)        (0.80)      (0.78)       (0.57)       (0.49)       (0.47)
                                      ----------    ----------    --------     --------     --------      -------
NET ASSET VALUE, END OF PERIOD.....   $    40.29    $    42.15    $  31.67     $  27.47     $  27.54      $ 21.86
                                      ==========    ==========    ========     ========     ========      =======
TOTAL RETURN (3)...................        (3.25)%       35.97%      18.13%        1.78%       28.35%       26.04%
                                      ==========    ==========    ========     ========     ========      =======
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)...........................   $1,580,089    $1,724,848    $703,475     $757,085     $659,685      $47,072
Ratio of expenses to average net
  assets...........................         0.23%(7)      0.23%       0.24%        0.26%        0.27%        0.27%
Ratio of expenses to average net
  assets before waivers............         0.23%(7)      0.23%       0.24%        0.26%        0.30%        0.30%
Ratio of net investment income
  (loss) to average net assets.....         2.52%(7)      2.26%       2.57%        2.01%        1.96%        2.39%
Portfolio turnover rate (4)........         3.95%         8.94%       6.24%       16.06%        3.47%        3.94%




See accompanying notes to financial highlights on page 56.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------

                                                                 THE TECHNOLOGY SELECT
                                                                   SECTOR SPDR FUND
                                    ------------------------------------------------------------------------------
                                     SIX MONTHS
                                       ENDED
                                      03/31/08    YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED
                                    (UNAUDITED)    09/30/07      09/30/06      09/30/05     09/30/04     09/30/03
                                    -----------   ----------    ----------    ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF
  PERIOD..........................   $    27.00   $    21.99    $    20.89    $    19.10    $  18.25    $    11.84
                                     ----------   ----------    ----------    ----------    --------    ----------
Net investment income.............         0.13(1)      0.20          0.19(1)       0.47(6)     0.13          0.10
Net realized and unrealized gain
  (loss) (2)......................        (4.43)        5.02          1.10          1.74        0.85          6.36
                                     ----------   ----------    ----------    ----------    --------    ----------
Total from investment operations..        (4.30)        5.22          1.29          2.21        0.98          6.46
                                     ----------   ----------    ----------    ----------    --------    ----------
Net equalization credits and
  charges.........................         0.01         0.00(5)       0.00(5)       0.00(5)     0.01         (0.01)
                                     ----------   ----------    ----------    ----------    --------    ----------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
Net investment income.............        (0.13)       (0.21)        (0.19)        (0.42)      (0.14)        (0.04)
                                     ----------   ----------    ----------    ----------    --------    ----------
NET ASSET VALUE, END OF PERIOD....   $    22.58   $    27.00    $    21.99    $    20.89    $  19.10    $    18.25
                                     ==========   ==========    ==========    ==========    ========    ==========
TOTAL RETURN (3)..................       (15.95)%      23.79%         6.20%        11.65%       5.37%        54.66%
                                     ==========   ==========    ==========    ==========    ========    ==========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)..........................   $2,627,209   $2,726,921    $1,817,902    $1,306,948    $936,192    $1,062,298
Ratio of expenses to average net
  assets..........................         0.23%(7)     0.23%         0.24%         0.26%       0.26%         0.28%
Ratio of expenses to average net
  assets before waivers...........         0.23%(7)     0.23%         0.24%         0.26%       0.30%         0.32%
Ratio of net investment income
  (loss) to average net assets....         1.02%(7)     0.85%         0.91%         2.33%       0.68%         0.65%
Portfolio turnover rate (4).......         4.36%       12.83%        11.30%         8.33%       2.87%         9.86%




See accompanying notes to financial highlights on page 56.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------

                                                                  THE UTILITIES SELECT
                                                                    SECTOR SPDR FUND
                                      ----------------------------------------------------------------------------
                                       SIX MONTHS
                                         ENDED
                                        03/31/08    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                      (UNAUDITED)    09/30/07     09/30/06     09/30/05     09/30/04     09/30/03
                                      -----------   ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF
  PERIOD............................   $    39.90   $    33.97   $    33.58   $    25.10   $    21.79   $    18.57
                                       ----------   ----------   ----------   ----------   ----------   ----------
Net investment income...............         0.57(1)      1.10(1)      1.08(1)      0.98(1)      0.85(1)      0.81
Net realized and unrealized gain
  (loss) (2)........................        (1.75)        6.06         0.39         8.50         3.33         3.16
                                       ----------   ----------   ----------   ----------   ----------   ----------
Total from investment operations....        (1.18)        7.16         1.47         9.48         4.18         3.97
                                       ----------   ----------   ----------   ----------   ----------   ----------
Net equalization credits and
  charges...........................        (0.07)       (0.13)       (0.01)       (0.02)       (0.05)        0.06
                                       ----------   ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...............        (0.60)       (1.10)       (1.07)       (0.98)       (0.82)       (0.81)
                                       ----------   ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD......   $    38.05   $    39.90   $    33.97   $    33.58   $    25.10   $    21.79
                                       ==========   ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (3)....................        (3.22)%      20.83%        4.49%       38.18%       19.13%       22.16%
                                       ==========   ==========   ==========   ==========   ==========   ==========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)............................   $2,446,759   $2,734,750   $2,993,688   $2,057,493   $1,270,116   $1,181,940
Ratio of expenses to average net
  assets............................         0.23%(7)     0.23%        0.24%        0.26%        0.27%        0.27%
Ratio of expenses to average net
  assets before waivers.............         0.23%(7)     0.23%        0.24%        0.26%        0.30%        0.31%
Ratio of net investment income
  (loss) to average net assets......         2.79%(7)     2.85%        3.34%        3.33%        3.64%        4.02%
Portfolio turnover rate (4).........         2.18%        9.80%        2.13%        4.40%        9.67%        5.70%



--------

(1) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2) The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(3) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.

(4) Portfolio turnover rate excludes securities received or delivered from processing creations or redemptions on Select Sector SPDRs.

(5)    Less than $0.005 per share.

(6) Net investment income per share reflects receipt of a special one time dividend from a portfolio holding (Microsoft Corp.) The effect of this dividend amounted to $0.31 per share.

(7)    Annualized.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

1.  ORGANIZATION

The Select Sector SPDR Trust (the "Trust") was organized in the Commonwealth of Massachusetts on June 10, 1998 and is registered under the Investment Company Act of 1940 as amended (the "1940 Act"), as an open-end management investment company. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in substantially the same weighting, in a particular sector or group of industries as specified by a specified market sector index (each a "Select Sector Index"). Each of the nine Select Sector Indexes represents a basket of equity securities of public companies that are components of the S&P 500 Index and are included in a specific sector. The Trust is comprised of nine funds (each a "Fund" or "Select Sector SPDR Fund" and collectively, the "Funds" or "Select Sector SPDR Funds") as follows: The Consumer Discretionary Select Sector SPDR Fund, The Consumer Staples Select Sector SPDR Fund, The Energy Select Sector SPDR Fund, The Financial Select Sector SPDR Fund, The Health Care Select Sector SPDR Fund, The Industrial Select Sector SPDR Fund, The Materials Select Sector SPDR Fund, The Technology Select Sector SPDR Fund, and The Utilities Select Sector SPDR Fund. Each Fund operates as a non-diversified investment company.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION

The Funds' securities holdings, except for those traded on the NASDAQ, are valued based on the last sale price. Securities traded on the NASDAQ are valued at the NASDAQ Official Close Price. Securities regularly traded in an over-the-counter market are valued at the last sale price in such market. Investments in open-end investment companies are valued at their net asset value each business day. Other portfolio securities and assets for which market quotations are not readily available or do not otherwise accurately reflect the fair value of such security are valued based on fair value as determined in good faith by the Trust's Pricing and Investment Committee in accordance with procedures adopted by the Board of Trustees. In these cases, a Fund's net asset value may reflect certain portfolio securities' fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security.

INVESTMENT INCOME

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

EXPENSES

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

DISTRIBUTIONS

The Trust declares and distributes dividends from net investment income to its shareholders quarterly. The Trust will distribute net realized capital gains, if any, at least annually.

EQUALIZATION

The Funds follow the accounting practice known as "Equalization" by which a portion of the proceeds from sales and costs of reacquiring Select Sector SPDR shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisitions of Select Sector SPDR shares.

FEDERAL INCOME TAX

The Funds have qualified and intend to qualify for and elect treatment as "regulated investment companies" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for tax equalization, in-kind transactions, Real Estate Investment Trusts (REITs) and losses deferred due to wash sales.

At March 31, 2008, the Funds had the following capital loss carryforwards, which may be utilized to offset any net realized capital gains, expiring September 30:

FUND                                2008         2009         2010          2011          2012         2013         2014
---------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary Select
  Sector SPDR Fund               $  234,327  $   718,060  $    732,626  $ 13,927,450  $  2,502,233  $  997,052  $ 9,450,752
Consumer Staples Select Sector
  SPDR Fund                          32,935    5,361,967     1,125,600    54,107,397    23,758,907     799,804   23,679,427
Energy Select Sector SPDR Fund      748,469      615,827     6,697,642    65,879,072     6,684,065     821,860       50,406
Financial Select Sector SPDR
  Fund                              310,711    3,419,828     3,115,309    19,148,460     8,078,713   4,176,362    9,961,554
Health Care Select Sector SPDR
  Fund                                   --    1,393,723     2,876,921    17,808,907     1,306,855   6,333,060    7,166,786
Industrial Select Sector SPDR
  Fund                                   --    5,365,360       617,211    29,450,669     6,331,812   1,389,592    4,968,985
Materials Select Sector SPDR
  Fund                                   --    1,158,053     3,739,320     6,349,204     2,359,563   1,867,693    3,631,452
Technology Select Sector SPDR
  Fund                            1,441,975   13,684,462   110,778,244   305,114,554   123,285,364   9,613,457   52,407,581
Utilities Select Sector SPDR
  Fund                                   --    2,084,663       419,927    20,355,853    15,559,181     400,327    2,962,529
FUND                                 2015
---------------------------------------------
Consumer Discretionary Select
  Sector SPDR Fund               $  7,544,551
Consumer Staples Select Sector
  SPDR Fund                           175,734
Energy Select Sector SPDR Fund     94,186,580
Financial Select Sector SPDR
  Fund                             10,349,660
Health Care Select Sector SPDR
  Fund                              3,362,549
Industrial Select Sector SPDR
  Fund                              7,287,655
Materials Select Sector SPDR
  Fund                                400,900
Technology Select Sector SPDR
  Fund                            149,073,403
Utilities Select Sector SPDR
  Fund                              4,942,581

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

During the fiscal period ended March 31, 2008, the Funds reclassified non-taxable security gains and losses realized as a result of in-kind redemptions of Creation Units (Note 4) as an increase or decrease to paid in surplus on the Statements of Assets and Liabilities as follows:

                                                                      NET GAIN (LOSS)
                                                                      RECLASSIFIED TO
FUND                                                                  PAID IN SURPLUS
-------------------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                          $ (9,711,323)
Consumer Staples Select Sector SPDR Fund                                 125,407,427
Energy Select Sector SPDR Fund                                           280,257,406
Financial Select Sector SPDR Fund                                         (6,734,243)
Health Care Select Sector SPDR Fund                                       70,965,494
Industrial Select Sector SPDR Fund                                        39,143,336
Materials Select Sector SPDR Fund                                        (18,453,165)
Technology Select Sector SPDR Fund                                        95,220,613
Utilities Select Sector SPDR Fund                                         12,600,078


Under current tax laws, capital losses realized after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. The Funds incurred the following losses during the period November 1, 2006 through September 30, 2007 that have been deferred for tax purposes until fiscal year 2008:

FUND                                                                   DEFERRED LOSSES
--------------------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                           $ 4,252,835
Consumer Staples Select Sector SPDR Fund                                   2,872,408
Energy Select Sector SPDR Fund                                            15,541,257
Financial Select Sector SPDR Fund                                         31,693,639
Health Care Select Sector SPDR Fund                                          615,617
Industrial Select Sector SPDR Fund                                         4,398,168
Materials Select Sector SPDR Fund                                          1,396,809
Technology Select Sector SPDR Fund                                        61,867,380
Utilities Select Sector SPDR Fund                                                 --


INVESTMENT TRANSACTIONS

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of nonreclaimable foreign tax withholdings on the ex-dividend date.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with commercial banks. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund's money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Fund's risk is the ability of the seller to pay the agreed-upon price on the maturity date. If the seller is unable to make a timely repurchase, the Fund could experience delays in the receipt of expected proceeds, suffer a loss in principal or current interest, or incur costs in liquidating the collateral. At March 31, 2008 the Trust had no open repurchase agreements.

CONCENTRATION OF RISK

Each of the Select Sector SPDR Funds concentrates its investments in certain industries, subjecting them to greater risk than funds that invest in a wider range of industries.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.

Management evaluated the implications of FIN 48 and determined that all tax positions meet the "more-likely than not" threshold. As a result, the financial statements have not been impacted by the adoption of FIN 48. However, management's conclusions regarding FIN 48 are subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulation, and interpretations thereof.

In September, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds' financial statements. Management does not anticipate SFAS 157 will have a material impact on the Funds' financial statements.

In March, 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact, if any, the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

3.  RELATED PARTY FEES AND TRANSACTIONS

ADVISER FEES

Each Fund has entered into an Investment Advisory Agreement with SSgA Funds Management, Inc. (the "Adviser"). As compensation for the services provided to the Funds under the Investment Advisory Agreement, each Fund pays the Adviser a fee accrued daily and paid monthly at the annualized rate of 0.05% for the first $12.5 billion of average daily net assets of the Trust and 0.04% thereafter. From time to time, the Adviser may waive all or a portion of its fee.

TRUSTEES' FEES

Commencing January 1, 2008, the Trust pays each independent Trustee an annual fee of $50,000 plus a per meeting fee of $4,000 for in-person meetings of the Board of Trustees attended by the Trustee and $1,000 for each special telephone meeting, if applicable. The Chairman of the Board receives an additional fee of $20,000 per year. Independent Trustees who serve on the Trust's Audit Committee ("Committee Members") also receive $2,000 per committee meeting attended except for the Chairman of the Committee who receives $4,000 per committee meeting attended. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings. Previously, the Trust paid each independent Trustee an annual fee of $24,000 plus a per meeting fee of $3,000 and $1,000 for each special telephone meeting.

UNITARY FEE

A "unitary" fee is paid by each Fund to State Street Bank and Trust Company ("State Street") for the Administration, Custody and Transfer Agency services it provides to the Funds. The unitary fee is calculated based upon the average daily net assets of the Trust and allocated pro rata to each Fund based upon the relative net assets of each Fund. The unitary fee is a sliding scale fee calculated as follows: (i) 0.07% of average daily net assets of the Trust up to the first $4.5 billion of net assets; (ii) 0.05% of average daily net assets up to the next $4.5 billion of net assets of the Trust; (iii) 0.03% of average daily net assets of the next $3.5 billion of net assets of the Trust; and (iv) 0.015% of average net

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------


assets on the remainder of net assets. Commencing on January 1, 2008, State Street has voluntarily agreed to waive 0.005% of its unitary fee on average daily net assets of the Trust over $22.5 billion.

State Street has not entered into an agreement with the Trust to recapture waived fees in subsequent periods. The waiver amounts for the Unitary Fees for the period from January 1, 2008 to March 31, 2008 were as follows:

FUND                                                                   WAIVER AMOUNT
------------------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                             $  451
Consumer Staples Select Sector SPDR Fund                                    1,301
Energy Select Sector SPDR Fund                                              3,502
Financial Select Sector SPDR Fund                                           3,559
Health Care Select Sector SPDR Fund                                         1,483
Industrial Select Sector SPDR Fund                                            850
Materials Select Sector SPDR Fund                                             839
Technology Select Sector SPDR Fund                                          1,568
Utilities Select Sector SPDR Fund                                           1,523


State Street also acts as the securities lending agent for the Funds and receives a portion of any lending income. In addition, cash collateral from lending activities is invested in an investment fund managed by the Adviser, the State Street Navigator Securities Lending Prime Portfolio. The State Street Navigator Securities Lending Prime Portfolio is a series of State Street Navigator Securities Lending Trust, a registered investment company under the 1940 Act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 7 for additional information regarding securities lending.

For the period January 31, 2008 (inception of lending activities via State Street) through March 31, 2008, State Street earned securities lending agent fees as follows:

                                                                     SECURITIES LENDING
FUND                                                                     AGENT FEES
---------------------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                             $30,013
Consumer Staples Select Sector SPDR Fund                                    17,740
Energy Select Sector SPDR Fund                                              19,959
Financials Select Sector SPDR Fund                                          75,750
Health Care Select Sector SPDR Fund                                         12,895
Industrials Select Sector SPDR Fund                                         12,910
Materials Select Sector SPDR Fund                                           15,925
Technology Select Sector SPDR Fund                                          16,624
Utilities Select Sector SPDR Fund                                           15,920


DISTRIBUTOR

ALPS Distributors, Inc. (the "Distributor") serves as the distributor of the shares of each Fund pursuant to a Distribution Plan and Agreement, pursuant to Rule 12b-1 under the 1940 Act, between the Distributor and the Trust. The Rule 12b-1 Plan and Agreement provides for payment of a fee to the Distributor at an annualized rate of 0.25% of the average daily net assets of each of the Funds. The Board of Trustees has limited each Fund's 12b-1 fee to 0.07% of its average daily net assets at least through January 31, 2009.

ADDITIONAL EXPENSES

Standard and Poor's ("S&P"), the American Stock Exchange LLC (the "AMEX"), and Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") have entered into a license agreement with respect to each Select Sector SPDR Fund's Select Sector Index. Pursuant to such license agreement, the Trust has entered into a sub-license agreement which required that each Select Sector SPDR Fund pay a one time fee to S&P of $5,000 (the "One Time Fee"). In addition, the Trust will pay a sub-license fee per annum (i) to S&P equal to the greater of 0.03% of the aggregate net assets of the Trust or $450,000 (the "Minimum Annual Fee"), and (ii) to Merrill Lynch equal to 0.03% of the aggregate net assets of the Trust. The Minimum Annual Fee (plus the One Time Fee) is payable in full to S&P during the first year of the sub-license agreement six months from the date after the first day of trading of any Select Sector SPDR Fund on the AMEX (the "First Trading Day"). Thereafter, the Minimum Annual Fee is payable in full on each

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------


anniversary of the First Trading Day. The fee to Merrill Lynch is payable on a quarterly basis. Each Select Sector SPDR Fund will pay its proportionate share of the annual sub-license fees based on the relative net assets of each Fund.

AFFILIATED TRANSACTIONS

Certain investments made by The Financial Select Sector SPDR Fund represent securities affiliated with State Street and the Adviser. Investments in State Street Corporation, the holding company of State Street, were made according to its representative portion of the S&P 500 Index. The market value of these investments at March 31, 2008 is listed in the Schedule of Investments.

4.  SHAREHOLDER TRANSACTIONS IN SELECT SECTOR SPDR FUNDS WERE AS FOLLOWS FOR:

CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND



                                    SIX MONTHS ENDED
                                     MARCH 31, 2008
                                      (UNAUDITED)
                            -------------------------------
                            SELECT SECTOR
                                SPDRS            AMOUNT
                            -------------   ---------------
SPDRs sold                    96,950,000    $ 3,192,322,798
Dividend reinvestment
  SPDRS issued                       359             11,686
SPDRs redeemed               (87,100,000)    (2,869,787,082)
Net income equalization               --            912,236
                             -----------    ---------------
Net increase                   9,850,359        323,459,638
                             ===========    ===============





                                       YEAR ENDED
                                   SEPTEMBER 30, 2007
                            -------------------------------
                            SELECT SECTOR
                                SPDRS            AMOUNT
                            -------------   ---------------
SPDRs sold                    94,700,000    $ 3,551,099,956
Dividend reinvestment
  SPDRS issued                       286             11,045
SPDRs redeemed               (87,150,000)    (3,279,556,434)
Net income equalization               --            584,070
                             -----------    ---------------
Net increase                   7,550,286        272,138,637
                             ===========    ===============



CONSUMER STAPLES SELECT SECTOR SPDR FUND




                                    SIX MONTHS ENDED
                                     MARCH 31, 2008
                                      (UNAUDITED)
                            -------------------------------
                            SELECT SECTOR
                                SPDRS            AMOUNT
                            -------------   ---------------
SPDRs sold                    67,950,000    $ 1,913,968,026
Dividend reinvestment
  SPDRS issued                     2,398             67,176
SPDRs redeemed               (54,300,000)    (1,519,546,132)
Net income equalization               --           (767,125)
                             -----------    ---------------
Net increase                  13,652,398        393,721,945
                             ===========    ===============





                                       YEAR ENDED
                                   SEPTEMBER 30, 2007
                            -------------------------------
                            SELECT SECTOR
                                SPDRS            AMOUNT
                            -------------   ---------------
SPDRs sold                    58,750,000    $ 1,574,102,125
Dividend reinvestment
  SPDRS issued                     2,557             68,119
SPDRs redeemed               (42,350,000)    (1,131,406,827)
Net income equalization               --            526,243
                             -----------    ---------------
Net increase                  16,402,557        443,289,660
                             ===========    ===============



ENERGY SELECT SECTOR SPDR FUND




                                    SIX MONTHS ENDED
                                     MARCH 31, 2008
                                       (UNAUDITED)
                            --------------------------------
                            SELECT SECTOR
                                SPDRS            AMOUNT
                            -------------   ----------------
SPDRs sold                    267,300,000   $ 19,947,533,560
Dividend reinvestment
  SPDRS issued                      1,776            137,253
SPDRs redeemed               (269,550,000)   (19,941,171,946)
Net income equalization                --          3,890,851
                             ------------   ----------------
Net increase                   (2,248,224)        10,389,718
                             ============   ================





                                       YEAR ENDED
                                   SEPTEMBER 30, 2007
                            --------------------------------
                            SELECT SECTOR
                                SPDRS            AMOUNT
                            -------------   ----------------
SPDRs sold                    562,400,000   $ 35,133,459,655
Dividend reinvestment
  SPDRS issued                      2,919            183,218
SPDRs redeemed               (572,350,000)   (35,728,141,995)
Net income equalization                --           (345,942)
                             ------------   ----------------
Net increase                   (9,947,081)      (594,845,064)
                             ============   ================


THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

FINANCIAL SELECT SECTOR SPDR FUND




                                    SIX MONTHS ENDED
                                     MARCH 31, 2008
                                      (UNAUDITED)
                           ---------------------------------
                            SELECT SECTOR
                                SPDRS            AMOUNT
                           --------------   ----------------
SPDRs sold                  1,328,250,000   $ 37,885,985,204
Dividend reinvestment
  SPDRS issued                      6,139            185,951
SPDRs redeemed             (1,141,300,000)   (32,641,565,295)
Net income equalization                --        (31,784,245)
                           --------------   ----------------
Net increase                  186,956,139      5,212,821,615
                           ==============   ================





                                       YEAR ENDED
                                   SEPTEMBER 30, 2007
                            --------------------------------
                            SELECT SECTOR
                                SPDRS            AMOUNT
                            -------------   ----------------
SPDRs sold                    770,450,000   $ 27,034,964,560
Dividend reinvestment
  SPDRS issued                      5,000            182,283
SPDRs redeemed               (744,200,000)   (26,103,322,838)
Net income equalization                --        (15,512,112)
                             ------------   ----------------
Net increase                   26,255,000        916,311,893
                             ============   ================



HEALTH CARE SELECT SECTOR SPDR FUND



                                    SIX MONTHS ENDED
                                     MARCH 31, 2008
                                      (UNAUDITED)
                            -------------------------------
                            SELECT SECTOR
                                SPDRS            AMOUNT
                            -------------   ---------------
SPDRs sold                    48,650,000    $ 1,667,456,794
Dividend reinvestment
  SPDRS issued                     1,392             49,320
SPDRs redeemed               (33,450,000)    (1,131,486,701)
Net income equalization               --           (327,071)
                             -----------    ---------------
Net increase                  15,201,392        535,692,342
                             ===========    ===============





                                       YEAR ENDED
                                   SEPTEMBER 30, 2007
                            -------------------------------
                            SELECT SECTOR
                                SPDRS            AMOUNT
                            -------------   ---------------
SPDRs sold                    55,950,000    $ 1,942,575,000
Dividend reinvestment
  SPDRS issued                     2,574             88,416
SPDRs redeemed               (56,100,000)    (1,936,716,792)
Net income equalization               --          1,480,632
                             -----------    ---------------
Net increase                    (147,426)         7,427,256
                             ===========    ===============



INDUSTRIAL SELECT SECTOR SPDR FUND


                                    SIX MONTHS ENDED
                                     MARCH 31, 2008
                                      (UNAUDITED)
                            -------------------------------
                            SELECT SECTOR
                                SPDRS            AMOUNT
                            -------------   ---------------
SPDRs sold                    81,950,000    $ 3,098,057,144
Dividend reinvestment
  SPDRS issued                     2,817            111,955
SPDRs redeemed               (86,950,000)    (3,299,235,184)
Net income equalization               --            584,331
                             -----------    ---------------
Net increase                  (4,997,183)      (200,481,754)
                             ===========    ===============





                                       YEAR ENDED
                                   SEPTEMBER 30, 2007
                            -------------------------------
                            SELECT SECTOR
                                SPDRS            AMOUNT
                            -------------   ---------------
SPDRs sold                   114,500,000    $ 4,338,692,632
Dividend reinvestment
  SPDRS issued                     3,589            129,539
SPDRs redeemed               (98,750,000)    (3,711,051,770)
Net income equalization               --             27,559
                             -----------    ---------------
Net increase                  15,753,589        627,797,960
                             ===========    ===============



MATERIALS SELECT SECTOR SPDR FUND



                                    SIX MONTHS ENDED
                                     MARCH 31, 2008
                                      (UNAUDITED)
                            -------------------------------
                            SELECT SECTOR
                                SPDRS            AMOUNT
                            -------------   ---------------
SPDRs sold                    186,350,000   $ 7,604,154,142
Dividend reinvestment
  SPDRS issued                      2,339            98,085
SPDRs redeemed               (188,050,000)   (7,617,884,069)
Net income equalization                --         4,600,045
                             ------------   ---------------
Net increase                   (1,697,661)       (9,031,797)
                             ============   ===============





                                       YEAR ENDED
                                   SEPTEMBER 30, 2007
                            -------------------------------
                            SELECT SECTOR
                                SPDRS            AMOUNT
                            -------------   ---------------
SPDRs sold                    249,550,000   $ 9,535,256,449
Dividend reinvestment
  SPDRS issued                      2,987           109,473
SPDRs redeemed               (230,850,000)   (8,804,395,004)
Net income equalization                --           991,953
                             ------------   ---------------
Net increase                   18,702,987       731,962,871
                             ============   ===============


THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

TECHNOLOGY SELECT SECTOR SPDR FUND




                                    SIX MONTHS ENDED
                                     MARCH 31, 2008
                                      (UNAUDITED)
                            -------------------------------
                            SELECT SECTOR
                                SPDRS            AMOUNT
                            -------------   ---------------
SPDRs sold                    56,750,000    $ 1,427,783,429
Dividend reinvestment
  SPDRS issued                       319              8,380
SPDRs redeemed               (41,400,000)    (1,037,362,498)
Net income equalization               --         (1,024,028)
                             -----------    ---------------
Net increase                  15,350,319        389,405,283
                             ===========    ===============





                                       YEAR ENDED
                                   SEPTEMBER 30, 2007
                            -------------------------------
                            SELECT SECTOR
                                SPDRS            AMOUNT
                            -------------   ---------------
SPDRs sold                    79,700,000    $ 1,975,267,903
Dividend reinvestment
  SPDRS issued                       269              6,311
SPDRs redeemed               (61,350,000)    (1,506,938,806)
Net income equalization               --            349,727
                             -----------    ---------------
Net increase                  18,350,269        468,685,135
                             ===========    ===============



UTILITIES SELECT SECTOR SPDR FUND



                                    SIX MONTHS ENDED
                                     MARCH 31, 2008
                                      (UNAUDITED)
                            -------------------------------
                            SELECT SECTOR
                                SPDRS            AMOUNT
                            -------------   ---------------
SPDRs sold                    80,750,000    $ 3,253,840,515
Dividend reinvestment
  SPDRS issued                     4,721            194,994
SPDRs redeemed               (85,000,000)    (3,419,113,909)
Net income equalization               --          4,294,760
                             -----------    ---------------
Net increase                  (4,245,279)      (160,783,640)
                             ===========    ===============





                                       YEAR ENDED
                                   SEPTEMBER 30, 2007
                            -------------------------------
                            SELECT SECTOR
                                SPDRS            AMOUNT
                            -------------   ---------------
SPDRs sold                    209,350,000   $ 8,129,121,205
Dividend reinvestment
  SPDRS issued                      6,860           263,764
SPDRs redeemed               (228,950,000)   (8,807,153,526)
Net income equalization                --        10,288,606
                             ------------   ---------------
Net increase                  (19,593,140)     (667,479,951)
                             ============   ===============



Except for under the Trust's dividend reinvestment plan, Select Sector SPDRs are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 Select Sector SPDRs. Such transactions are only permitted on an in-kind basis, with a separate cash payment which is equivalent to the undistributed net investment income per Select Sector SPDR (income equalization) and a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees at scheduled amounts ranging from $500 to $2,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. Transaction fees are received by the Custodian and used to offset the expense of processing orders.

5.  AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at March 31, 2008 were as follows:

                                                               GROSS           GROSS        NET UNREALIZED
                                                            UNREALIZED      UNREALIZED       APPRECIATION
FUND                                     IDENTIFIED COST   APPRECIATION    DEPRECIATION     (DEPRECIATION)
----------------------------------------------------------------------------------------------------------
Consumer Discretionary Select Sector
  SPDR Fund                               $1,155,921,108    $   869,611   $  197,774,915   $  (196,905,304)
Consumer Staples Select Sector SPDR
  Fund                                     2,564,028,559     39,826,508       87,172,105       (47,345,597)
Energy Select Sector SPDR Fund             5,055,358,178     50,968,508      430,105,732      (379,137,224)
Financial Select Sector SPDR Fund          8,372,244,254      4,794,925    1,395,145,653    (1,390,350,728)
Health Care Select Sector SPDR Fund        2,746,642,343     25,355,009      460,658,889      (435,303,880)
Industrial Select Sector SPDR Fund         1,813,305,779      4,334,317      162,270,462      (157,936,145)
Materials Select Sector SPDR Fund          1,823,588,391      5,845,310      130,764,966      (124,919,656)
Technology Select Sector SPDR Fund         3,146,856,244     22,443,570      507,044,167      (484,600,597)
Utilities Select Sector SPDR Fund          2,716,538,311      2,078,420      226,548,595      (224,470,175)

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

6.  INVESTMENT TRANSACTIONS

For the period ended March 31, 2008, the Trust had in-kind contributions and in-kind redemptions as follows:

FUND                                                         CONTRIBUTIONS      REDEMPTIONS
---------------------------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund              $ 2,472,512,346   $ 2,148,626,861
Consumer Staples Select Sector SPDR Fund                      1,597,921,561     1,204,233,470
Energy Select Sector SPDR Fund                               14,001,394,453    13,991,098,047
Financial Select Sector SPDR Fund                            26,605,756,396    21,428,753,157
Health Care Select Sector SPDR Fund                           1,430,073,107       894,424,801
Industrial Select Sector SPDR Fund                            2,360,680,565     2,561,205,026
Materials Select Sector SPDR Fund                             5,508,974,129     5,518,062,203
Technology Select Sector SPDR Fund                            1,236,843,269       847,355,736
Utilities Select Sector SPDR Fund                             2,608,994,183     2,769,958,517


The in-kind contributions and in-kind redemptions in this table may not accord with the beneficial interest transactions in Note 4. The table represents the accumulation of the Funds' daily net shareholder transactions while Note 4 reflects gross shareholder transactions including any cash component of the transactions.

For the period ended March 31, 2008, the Trust had purchases and sales of investment securities as follows:

FUND                                                             PURCHASES        SALES
------------------------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                 $ 51,982,780   $ 27,507,721
Consumer Staples Select Sector SPDR Fund                         19,145,797     16,159,890
Energy Select Sector SPDR Fund                                  245,899,637    194,684,058
Financial Select Sector SPDR Fund                               531,981,238    502,790,946
Health Care Select Sector SPDR Fund                              40,891,306     36,817,442
Industrial Select Sector SPDR Fund                               46,133,578     45,695,753
Materials Select Sector SPDR Fund                                62,483,744     63,498,541
Technology Select Sector SPDR Fund                              131,017,366    116,529,399
Utilities Select Sector SPDR Fund                               227,730,740     52,926,724


7.  SECURITIES LENDING

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent. Proceeds collected by State Street on investment of cash collateral or any fee income is partially allocated to State Street as compensation for its lending services.

The market value of securities on loan as of March 31, 2008 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees, distribution (12b-1) fees, administration, custodian and transfer agent fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at October 1, 2007 and held for the six-months ended March 31, 2008.

ACTUAL EXPENSES

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled "Expenses Paid during Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Shareholders are charged transaction fees at scheduled amounts ranging from $500 to $2,000 per Creation Unit to those persons creating or redeeming Creation Units. If you buy or sell Select Sector SPDR shares in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                                                         EXPENSES PAID
                                                   BEGINNING ACCOUNT   ENDING ACCOUNT   DURING PERIOD*
                                                         VALUE              VALUE         10/1/07 TO
                                                        10/01/07           3/31/08          3/31/08
                                                   -----------------   --------------   --------------
ACTUAL
  Consumer Discretionary Select Sector SPDR
     Fund........................................        $1,000           $  847.00         $ 1.06
  Consumer Staples Select Sector SPDR Fund.......        $1,000           $1,009.20         $ 1.16
  Energy Select Sector SPDR Fund.................        $1,000           $  992.70         $ 1.15
  Financial Select Sector SPDR Fund..............        $1,000           $  737.30         $ 1.00
  Health Care Select Sector SPDR Fund............        $1,000           $  882.50         $1.08
  Industrial Select Sector SPDR Fund.............        $1,000           $  915.40         $ 1.10
  Materials Select Sector SPDR Fund..............        $1,000           $  967.50         $ 1.13
  Technology Select Sector SPDR Fund.............        $1,000           $  840.50         $ 1.06
  Utilities Select Sector SPDR Fund..............        $1,000           $  967.80         $ 1.13
HYPOTHETICAL
(ASSUMING A 5% RETURN BEFORE EXPENSES)
  Consumer Discretionary Select Sector SPDR
     Fund........................................        $1,000           $1,023.85         $ 1.16
  Consumer Staples Select Sector SPDR Fund.......        $1,000           $1,023.85         $ 1.16
  Energy Select Sector SPDR Fund.................        $1,000           $1,023.85         $ 1.16
  Financial Select Sector SPDR Fund..............        $1,000           $1,023.85         $ 1.16
  Health Care Select Sector SPDR Fund............        $1,000           $1,023.85         $ 1.16
  Industrial Select Sector SPDR Fund.............        $1,000           $1,023.85         $ 1.16
  Materials Select Sector SPDR Fund..............        $1,000           $1,023.85         $ 1.16
  Technology Select Sector SPDR Fund.............        $1,000           $1,023.85         $ 1.16
  Utilities Select Sector SPDR Fund..............        $1,000           $1,023.85         $ 1.16


* Expenses are equal to the Fund's annualized expense ratio of 0.23%, multiplied by the average account value of the period, multiplied by 183/366.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

You may obtain a description of the Trust's proxy voting policies and procedures without charge, upon request by contacting the Funds directly at 1-800-843-2639 (toll free), on the website of the Securities and Exchange Commission ("SEC"), at www.sec.gov, or the Fund's website at www.sectorspdrs.com. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-months period ended June 30 is also available without charge, upon request by calling 1-800-843-2639 (toll free), on the website of the Securities and Exchange Commission, at www.sec.gov, and on the Fund's website at www.sectorspdrs.com.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the SEC of the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC website at www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-800-843-2639 (toll free).

ADVISORY CONTRACT RENEWAL

At an in-person meeting held on November 12, 2007, the Trustees of the Trust considered the renewal of the Amended and Restated Investment Advisory Agreement (the "Agreement"), dated December 1, 2003, between the Trust and SSgA Funds Management, Inc. (the "Adviser") with respect to the nine series (each a "Fund," collectively, the "Funds") of the Trust. The Trustees who are not "interested persons" of the Trust within the meaning of the 1940 Act (the "Independent Trustees") also met separately with their counsel to consider the Agreement. In evaluating the Agreement, the Trustees drew on materials provided to them by the Adviser at the request, on their behalf, of counsel and on other materials provided by State Street. In deciding whether to renew the Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by the Adviser under the Agreement, (ii) the investment performance of the Funds, (iii) the costs to the Adviser of its services and the profits realized by the Adviser and its affiliate, State Street, from their relationship with the Trust, and (iv) the extent to which economies of scale would be realized if and as the Funds grow and whether the fee levels in the Agreement reflect these economies of scale.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior experience as Trustees of the Trust as well as on the materials provided at the meeting. They noted that under the Agreement the Adviser is responsible for managing the investment operations of each of the Funds in accordance with each Fund's investment objective and policies, applicable legal and regulatory requirements, and the instructions of the Trustees, for providing necessary and appropriate reports and information to the Trustees, for maintaining all necessary books and records pertaining to the Trust's securities transactions, and for furnishing each Fund with the assistance, cooperation, and information necessary for the Fund to meet various legal requirements regarding registration and reporting. They noted the distinctive nature of the Funds, as exchange-traded funds ("ETFs") investing in sectors of the S&P 500 Index, and the experience and expertise appropriate in an adviser to such funds. The Trustees reviewed the background and experience of the Adviser's senior management, including those individuals responsible for the investment and compliance operations of the Trust, and the responsibilities of the latter with respect to the Funds. They also considered the resources, operational structures and practices of the Adviser in managing the Funds' portfolios, in monitoring and securing each Fund's compliance with its investment objectives and policies and with applicable law and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser's overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes and managed over $139 billion in assets at June 30, 2007. Drawing upon the materials provided and their general knowledge of the business of the Adviser and its parent, State Street Global Advisers ("SSgA"), with which the Adviser shares all of its senior personnel, the Trustees took into account the fact that the Adviser and its affiliates constitute one of the world's premier investment management enterprises and that the experience, resources and strength of the Adviser and its affiliates in the areas of indexed products generally and ETFs in particular are deep, extensive and of high quality. On the basis of this review, the Trustees determined

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------


that the nature and extent of the services provided by the Adviser to the Trust were appropriate, had been of uniformly high quality, and could be expected to remain so.

INVESTMENT PERFORMANCE OF THE FUNDS

The Trustees noted that, in view of the distinctive investment objective of the Funds, the investment performance of the Funds in absolute terms was not of the importance that normally attaches to the performance of actively-managed funds. Of more importance to the Trustees was the extent to which each Fund achieved its objective of replicating the total return of the applicable index. Drawing upon information provided at the meeting and upon reports provided to the Trustees by the Adviser throughout the preceding year, they determined that the Funds had in fact tracked their sector indexes within an acceptable range; they further concluded, on the basis of the limited data available (see discussion in "Comparison of Fees and Expense Ratios" below), that the expense ratios of the Funds were lower than those of practically all of their direct competitors. Moreover, none of the Funds generated any taxable net gains during the most recent fiscal year. Accordingly, they concluded that the performance of each Fund was satisfactory.

PROFITABILITY TO THE ADVISER AND ITS AFFILIATES

The Trustees considered the profitability of the advisory arrangement with the Funds to the Adviser and of the Trust's relationship with the Adviser's affiliate, State Street, in its role as Administrator, Transfer Agent and Custodian for the Trust. The Trustees had been provided with data on the Funds' profitability to the Adviser for certain prior fiscal periods, as well as data on the Trust's profitability to State Street for certain prior fiscal periods, together in both cases with profitability estimates for the coming year. The Trustees had also been provided with information from both the Adviser and State Street explaining the methods by which expenses were allocated to the Trust and to each of the Funds. On the basis of this information and discussions at the meeting with representatives of the Adviser and State Street, the Trustees concluded that the methodologies used in computing the costs that formed the basis of the profitability calculations were reasonable, whereupon they turned to the profitability data and related information provided. After extensive discussion and analysis they concluded that, to the extent that the Adviser's and State Street's relationships with the Trust had been profitable to either or both of those entities, the profitability was in no case such as to render the advisory fee excessive.

OTHER BENEFITS TO THE ADVISER

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees noted that the Adviser does not currently use the Funds' assets for, or participate in, third party soft dollar arrangements, although the Adviser may receive proprietary research from various full service brokers, the cost of which is bundled with the cost of the broker's execution services. It was further noted that the Trust's brokerage transactions are not effected through the Adviser or any of its affiliates. The Trustees concluded that, to the extent that the Adviser derives other benefits from its relationship with the Trust, those benefits are not so significant as to render the Adviser's fees excessive.

ECONOMIES OF SCALE

On the basis of their discussions with management and their analysis of information provided at the meeting, the Trustees determined that the nature of the Funds and their operations is such that the Adviser is likely to realize economies of scale in the management of the Funds as they grow in size. They were also of the view that these economies of scale were being shared with the Funds by virtue of an advisory fee, set at a relatively low level since the inception of the Trust, that subsumed economies of scale in the fee itself. Furthermore, the Trustees took into consideration the fact that, in order to ensure that if and as the Funds grow in size the economies of scale resulting from their growth would be shared with the Funds, the Adviser and State Street had each previously agreed to institute one or more breakpoints in their respective fee schedules. At the meeting, State Street had undertaken to institute a further breakpoint in its unitary fee for services as the Trust's Administrator, Transfer Agent and Custodian, effective January 1, 2008 (to be revisited at June 30, 2008, in light of then current profitability data) for Trust assets over $22.5 billion.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

COMPARISON OF FEES AND EXPENSE RATIOS

In order to better evaluate the Funds' advisory fee, the Trustees had requested comparative information with respect to fees paid by similar funds -- i.e., ETFs tracking sector indexes. The Trustees found that, because of the distinctive nature of the Funds, the universe of similar funds was limited. Moreover, many of the other ETFs paid a unitary advisory fee, encompassing all or virtually all of the ETF's operating expenses, so that in many cases a Fund's advisory fee, which covered only advisory services, was misleadingly far lower than its competitors'. However, the Trustees noted that the overall expense ratios of only one competing fund sponsor's ETFs were lower than the Funds', and then only by one one-hundredth of a percentage point, while in some cases a competitor's ratio was more than double that of a Fund. Furthermore, the Trustees reviewed comparative fee information of mutual funds investing in the same sector index as the Funds. The Trustees noted that each Fund's advisory fee was lower than the average advisory fee for mutual funds investing in the respective sector index. The Trustees concluded that the limited data available provided some indirect confirmation of the reasonableness of the Adviser's fees.

CONCLUSION

The Trustees, including the independent Trustees, approved the continuance of the Agreement after weighing the foregoing factors, none of which was dispositive in itself. They reasoned that, considered in themselves, the nature and extent of the services provided by the Adviser were appropriate, that the performance of the Funds had been satisfactory, and that the Adviser could be expected to provide services of high quality. As to the Adviser's fees for each Fund, the Trustees determined that the fees, considered in relation to the services provided, were fair and reasonable, that the Trust's relationship with the Adviser and State Street was not so profitable as to render the fees excessive, that any additional benefits to the Adviser and/or State Street were not of a magnitude materially to affect the Trustees' conclusions, and that, especially in light of the breakpoints in the Adviser's and State Street's fee schedules, the fees adequately shared economies of scale with the Funds.

THE SPDR(R) FAMILY OF EXCHANGE TRADED FUNDS

The following is a list of SPDR ETFs being offered, along with their respective exchange trading symbols. PLEASE CALL 1-866-787-2257 TO OBTAIN A PROSPECTUS FOR ANY SPDR ETF. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION, INCLUDING CHARGES, EXPENSES, INVESTMENT OBJECTIVES AND RISK FACTORS THAT SHOULD BE CAREFULLY CONSIDERED TO DETERMINE IF THE FUND(S) ARE AN APPROPRIATE INVESTMENT FOR YOU. READ THE PROSPECTUS(ES) CAREFULLY BEFORE INVESTING. INVESTING INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

SPDR INDEX SHARES FUNDS
DJ STOXX 50 ETF (FEU)
DJ EURO STOXX 50 ETF (FEZ)
SPDR S&P Emerging Asia Pacific ETF (GMF)
SPDR S&P China ETF (GXC)
SPDR S&P Emerging Markets ETF (GMM)
SPDR S&P BRIC 40 ETF (BIK)
SPDR S&P Emerging Europe ETF (GUR)
SPDR S&P Emerging Latin America ETF (GML)
SPDR S&P Emerging Middle East & Africa ETF (GAF)
SPDR S&P World ex-US ETF (GWL)
SPDR S&P International Small Cap ETF (GWX)
SPDR S&P International Dividend ETF (DWX)
SPDR S&P International Mid Cap ETF (MDD)
SPDR S&P Emerging Markets Small Cap ETF (EWX)
SPDR DJ Wilshire Global Real Estate ETF (RWO)
SPDR DJ Wilshire International Real Estate ETF (RWX)
SPDR FTSE/Macquarie Global Infrastructure 100 ETF (GII)
SPDR MSCI ACWI ex-US ETF (CWI)
SPDR Russell/Nomura PRIME Japan ETF (JPP)
SPDR Russell/Nomura Small Cap Japan ETF (JSC)

SPDR SERIES TRUST
SPDR DJ Wilshire Total Market ETF (TMW)
SPDR DJ Wilshire Large Cap ETF (ELR)
SPDR DJ Wilshire Large Cap Growth ETF (ELG)
SPDR DJ Wilshire Large Cap Value ETF (ELV)
SPDR DJ Wilshire Mid Cap ETF (EMM)
SPDR DJ Wilshire Mid Cap Growth ETF (EMG)
SPDR DJ Wilshire Mid Cap Value ETF (EMV)
SPDR DJ Wilshire Small Cap ETF (DSC)
SPDR DJ Wilshire Small Cap Growth ETF (DSG)
SPDR DJ Wilshire Small Cap Value ETF (DSV)
SPDR DJ Global Titans ETF (DGT)
DJ Wilshire REIT ETF (RWR)
KBW Bank ETF (KBE)
KBW Capital Markets ETF (KCE)
KBW Insurance ETF (KIE)
Morgan Stanley Technology ETF (MTK)
SPDR S&P Dividend ETF (SDY)
SPDR S&P Biotech ETF (XBI)
SPDR S&P Homebuilders ETF (XHB)
SPDR S&P Metals & Mining ETF (XME)
SPDR S&P Oil & Gas Equipment & Services ETF (XES)
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)
SPDR S&P Pharmaceuticals ETF (XPH)
SPDR S&P Retail ETF (XRT)
SPDR S&P Semiconductor ETF (XSD)
KBW Regional Banking ETF (KRE)
SPDR Lehman 1-3 Month T-Bill ETF (BIL)
SPDR Lehman Short Term Municipal Bond ETF (SHM)
SPDR Lehman Intermediate Term Treasury ETF (ITE)
SPDR Lehman Long Term Treasury ETF (TLO)
SPDR Barclays Capital TIPS ETF (IPE)
SPDR Lehman California Municipal Bond ETF (CXA)
SPDR Lehman New York Municipal Bond ETF (INY)

SPDR Lehman  Municipal Bond ETF (TFI)
SPDR Lehman Aggregate Bond ETF (LAG)
SPDR Lehman International Treasury Bond ETF (BWX)
SPDR Lehman High Yield Bond ETF (JNK)
SPDR DB International Government Inflation-Protected Bond ETF (WIP)

THE SELECT SECTOR SPDR TRUST
The Consumer Discretionary Select Sector SPDR Fund (XLY)
The Consumer Staples Select Sector SPDR Fund (XLP)
The Energy Select Sector SPDR Fund (XLE)
The Financial Select Sector SPDR Fund (XLF)
The Health Care Select Sector SPDR Fund (XLV)
The Industrial Select Sector SPDR Fund (XLI)
The Materials Select Sector SPDR Fund (XLB)
The Technology Select Sector SPDR Fund (XLK)
The Utilities Select Sector SPDR Fund (XLU)

DIAMONDS TRUST, SERIES 1 (DIA)

SPDR TRUST, SERIES 1 (SPY)

State Street Global Markets, LLC, member FINRA, SIPC is distributor for all investment portfolios of SPDR Series Trust and SPDR Index Shares Funds. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR Trust and DIAMONDS Trust, both unit investment trusts; and all investment portfolios of The Select Sector SPDR Trust.

                                 SELECT SECTOR
                                    SPDRs(R)
THE SELECT SECTOR SPDR TRUST         [logo]                Semi-Annual Report


TRUSTEES
CHERYL BURGERMEISTER
GEORGE R. GASPARI, CHAIRMAN
JAMES E. ROSS
ERNEST J. SCALBERG
R. CHARLES TSCHAMPION

OFFICERS
GARY L. FRENCH, PRESIDENT
MICHAEL P. RILEY, VICE PRESIDENT
CHAD C. HALLETT, TREASURER
MATTHEW FLAHERTY, ASSISTANT TREASURER
SCOTT M. ZOLTOWSKI, SECRETARY AND CHIEF LEGAL OFFICER
RYAN M. LOUVAR, ASSISTANT SECRETARY
MARK E. TUTTLE, ASSISTANT SECRETARY
JULIE B. PIATELLI, CHIEF COMPLIANCE OFFICER

INVESTMENT MANAGER
SSGA FUNDS MANAGEMENT, INC.
STATE STREET FINANCIAL CENTER
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111

DISTRIBUTOR
ALPS DISTRIBUTORS, INC.
1290 BROADWAY, SUITE 1100
DENVER, COLORADO 80203

CUSTODIAN, ADMINISTRATOR AND TRANSFER AGENT
STATE STREET BANK AND TRUST COMPANY
STATE STREET FINANCIAL CENTER
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111

LEGAL COUNSEL
CLIFFORD CHANCE US LLP
31 WEST 52ND STREET
NEW YORK, NEW YORK 10166

INDEPENDENT PUBLIC ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
125 HIGH STREET
BOSTON, MASSACHUSETTS 02110



--------------------------------------------------------------------------------
  The Select Sector SPDR Trust is distributed by ALPS Distributors, Inc.

  The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor. Please read the prospectus carefully before you invest.
--------------------------------------------------------------------------------


                                                            SEL000269 Exp: 11/07

                                 SELECT SECTOR
                                    SPDRs(R)
                                     [logo]
                   Start weaving a stronger portfolio today.



               Visit www.sectorspdrs.com or call 1-800-THE-AMEX.

ITEM 2. CODE OF ETHICS

Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.

ITEM 6. SCHEDULE OF INVESTMENTS

A Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the Registrant.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable to the Registrant.

ITEM 11. CONTROLS AND PROCEDURES

(a) Within 90 days of the filing date of this Form N-CSR, Gary L. French, the Registrant's President and Principal Executive Officer, and Chad C. Hallett, the Registrant's Treasurer and Principal Financial Officer, reviewed the Registrant's disclosure controls and procedures (the "Procedures") and evaluated their effectiveness. Based on the review, Messrs. French and Hallett determined that the Procedures adequately ensure that information required to be disclosed by the Registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission's rules and regulations.

(b) In the Registrant's second fiscal quarter covered by this form N-CSR filing, there were no significant changes in the Registrant's internal controls or in other factors that have materially affected, or are reasonably likely to materially affect, its controls over financial reporting subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12.  EXHIBITS

(a)(1) Not applicable to the Registrant; this Form N-CSR is a Semi-Annual
Report.

   (2) Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

   (3) Not applicable

(b) Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the 1940 Act and
Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE SELECT SECTOR SPDR(R) TRUST

By:   /s/ Gary L. French
      -------------------------------------
      Gary L. French
      President and Chief Executive Officer

Date: May 21, 2008
      -------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Gary L. French
      -------------------------------------
      Gary L. French
      President and Chief Executive Officer

Date: May 21, 2008
      -------------------------------------


By:   /s/ Chad C. Hallett
      -------------------------------------
      Chad C. Hallett
      Treasurer and Chief Financial Officer

Date: May 21, 2008
      -------------------------------------